                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5536

                      (Investment Company Act File Number)

                               Capital One Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                             Gail C. Jones, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  8/31/06

              Date of Reporting Period:  Fiscal year ended 8/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

ANNUAL REPORT

AUGUST 31, 2006

MANAGEMENT 'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

[Logo of Capital One Funds]

Capital One Capital Appreciation Fund
Class A Shares
Class B Shares

Capital One Louisiana Municipal Income Fund
Class A Shares
Class B Shares

Capital One Mid Cap Equity Fund
Class A Shares
Class B Shares

Capital One Total Return Bond Fund

Capital One U.S. Government Income Fund

Capital One Cash Reserve Fund
Class A Shares
Class B Shares

Capital One U.S. Treasury Money Market Fund

Not FDIC Insured * May Lose Value * No Bank Guarantee

Management's Discussion of Fund Performance

Capital One Capital Appreciation Fund
Annual Report/12-month period from September 1, 2005 through August 31, 2006

MARKET REVIEW

The U.S. equity markets experienced a great deal of volatility during the fund's fiscal year. The S&P 500 Index ("S&P 500") produced a total return of 8.87%1 for the year ended August 31, 2006, which was below the long-term average. Meanwhile, U.S. corporations continued an impressive streak of earnings growth. The S&P 500 experienced most of its gain in late 2005 and early 2006. Then, U.S. equities began a dramatic, albeit short-lived, pullback beginning in late April 2006. Through the second calendar quarter of 2006, the companies in the S&P 500 experienced 12 consecutive quarters of double-digit earnings growth. This was a feat almost unparalleled in U.S. market history, happening only one other time during the last 100 years. Even more impressively, the second quarter of 2006 saw a reacceleration of year-over-year earnings growth rates, which had been on a steady deceleration trend since the beginning of the current profit cycle in 2003. Given the late stage of the economic expansion, this was a truly remarkable feat.

Given that earnings growth remains strong and price action for the S&P 500 has been fairly mild, overall valuation levels appear to be in the neutral to attractive range by historical comparison.

PORTFOLIO PERFORMANCE

The Capital One Capital Appreciation Fund produced total returns of 6.98% for Class A Shares and 6.20% for Class B Shares for the fiscal year ended August 31, 2006, based on net asset value. The portfolio has been managed in close accordance with the Adviser's risk-controlled core diversified equity process.2

Fund strategy is very focused on delivering superior performance while managing theme (style, capitalization and beta3) risk accordingly, within acceptable parameters and consistent with the fund's investment objectives. During the fiscal year, portfolio underperformance derived mainly from two sub-par months--April and August 2006. The U.S. equity market experienced higher levels of cross-sectional volatility, or the volatility of factors in relation to each other, which is best exhibited by a high level of sector rotation. The Adviser's strategy of minimizing sector exposures in its risk-controlled process can lead to underperformance during a period of dramatic sector rotation. This higher level of volatility was the major cause of underperformance in those months.

STRATEGY

Portfolio strategy remains focused on seeking to deliver superior risk-adjusted returns in a context of controlling risk. The fund is always fully invested and thus makes no attempt to time the U.S. equity market. The fund is managed to generate performance competitive with other managers and its benchmark, the S&P 500.

1 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

2 Diversification does not assure a profit nor protect against loss.

3 Beta analyzes the market risk of a fund by showing how responsive the fund is to the market, which has a beta of 1.00. Usually, higher betas represent riskier investments.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current to the most recent month end performance is available on the Capital One Funds website at www.capitalone.com or call 1-800-999-0426 for after tax returns.

Capital One Capital Appreciation Fund--Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Capital One Capital Appreciation Fund--Class A Shares (the "Fund") from August 31, 1996 to August 31, 2006, compared to the S&P 500 Index ("S&P 500").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2006

1 Year	2.14%
5 Years	2.72%
10 Years	7.89%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit capitalone.com or call 1-800-999-0426 for after tax returns. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective September 1, 1996, the maximum sales charge changed from 3.00% to 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect the current 4.50% sales charge.

Capital One Capital Appreciation Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Capital One Capital Appreciation Fund--Class B Shares (the "Fund") from December 2, 1996 (start of performance) to August 31, 2006, compared to the S&P 500 Index ("S&P 500").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2006

1 Year	0.83%
5 Years	2.57%
Start of Performance (12/2/96)	6.20%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit capitalone.com or call 1-800-999-0426 for after tax returns. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over seven years from the purchase date. The maximum CDSC is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable CDSC.

Capital One Louisiana Municipal Income Fund
Annual Report / 12-month period from September 1, 2005 through August 31, 2006

MARKET REVIEW

U.S. debt markets endured a roller coaster ride of fluctuating interest rates during the 12-month reporting period ended August 31, 2006, with taxable intermediate and long-term yields rising sharply through May and falling back some in July and August.1 High-grade tax-exempt bonds generally fluctuated in similar fashion although with significantly less volatility. Point to point, taxable bond yields rose significantly during the year and municipal yields rose only marginally. The foregoing summary implies that high-grade tax-exempt yields grew rich relative to the taxable market as U.S. Treasury yields rose last year, and have returned to more attractive valuations as taxable yields have fallen somewhat in recent months. With the headwinds of a rising interest rate environment, the Lehman Brothers Ten Year Insured Bond Index produced a lackluster 2.90%2 total return for the 12-months ended August 31, 2006.

PORTFOLIO PERFORMANCE

The Capital One Louisiana Municipal Income Fund's total return, based on net asset value, for the 12-month reporting period ended August 31, 2006 was 2.19% for Class A Shares and 1.32% for Class B Shares. Portfolio strategy continued to focus on seeking to deliver superior performance and managing duration risk accordingly, within acceptable parameters and consistent with the fund's objectives.3 Our analysis of liquidity conditions and interest rate trends in the U.S. economy concludes that we are in a rising interest rate environment. The portfolio strategy driven from that analysis in the last year was modestly defensive in nature toward interest rate risk. Consequently, the fund's total returns exceeded those of its benchmark index as interest rates rose last spring, and trailed the benchmark last summer as municipal yields declined in the summer rally, negating the benefits achieved in the spring.

STRATEGY

Portfolio strategy was generally focused on delivering a high level of yield exempt from both federal and Louisiana income taxes,4 consistent with a secondary objective of modest management of interest rate risk.

1 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2 The Lehman Brothers Ten Year Insured Bond Index includes all of the insured bonds in the Lehman Brothers Municipal Bond Index with a maturity of ten years.

3 Duration is the measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in the interest rates than securities of shorter durations.

4 Income may be subject to the federal alternative minimum tax.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current to the most recent month end performance is available on the Capital One Funds website at www.capitalone.com or call 1-800-999-0426 for after tax returns.

Capital One Louisiana Municipal Income Fund--Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Capital One Louisiana Municipal Income Fund--Class A Shares (the "Fund") from August 31, 1996 to August 31, 2006, compared to the Lehman Brothers Ten Year Insured Bond Index ("LB10I").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2006

1 Year	(0.89)%
5 Years	3.40%
10 Years	4.89%

Performance data quoted represents past performance which, is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit capitalone.com or call 1-800-999-0426 for after tax returns. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 3.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB10I has been adjusted to reflect reinvestment of income on securities in the index.

2 The LB10I is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect the current 3.00% sales charge.

Capital One Louisiana Municipal Income Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Capital One Louisiana Municipal Income Fund--Class B Shares (the "Fund") from November 15, 2001 (start of performance) to August 31, 2006, compared to the Lehman Brothers Ten Year Insured Bond Index ("LB10I").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2006

1 Year	(3.94)%
Start of Performance (11/15/01)	2.78%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit capitalone.com or call 1-800-999-0426 for after tax returns. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% CDSC on any redemption less than five years from the purchase date. The maximum CDSC is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB10I has been adjusted to reflect reinvestment of income on securities in the index.

2 The LB10I is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable CDSC.

Capital One Mid Cap Equity Fund
Annual Report/12-month period from September 1, 2005 through August 31, 2006

MARKET REVIEW

U.S. equity markets experienced a great deal of volatility during the fund's fiscal year. The S&P MidCap 400 Index ("S&P MidCap 400") produced a total return of 6.66%1 for the year ended August 31, 2006, which was below the long-term average. Meanwhile, U.S. corporations continued an impressive streak of earnings growth. The S&P MidCap 400 experienced most of its gain in late 2005 and early 2006. Then, U.S. equities began a dramatic pullback beginning in late April 2006. For the mid-cap space, this pullback continued through the end of the fund's fiscal year. Through the second calendar quarter of 2006, U.S. corporations experienced 12 consecutive quarters of double-digit earnings growth. This was a feat almost unparalleled in U.S. market history, happening only one other time in the last 100 years. Even more impressively, the second quarter of 2006 saw a reacceleration of year-over-year earnings growth rates, which had been on a steady deceleration trend since the beginning of the profit cycle in 2003. Given the late stage of the economic expansion, this was a truly remarkable feat.

Given that earnings growth remains strong and price action for the S&P MidCap 400 has been fairly mild, overall valuation levels appear to be in the neutral to attractive range by historical comparison.

PORTFOLIO PERFORMANCE

The Capital One Mid Cap Equity Fund's total return was 4.97% for Class A Shares and 4.19% for Class B Shares for the fiscal year ended August 31, 2006, based on net asset value. The portfolio has been managed in close accordance with the Adviser's risk-controlled core diversified equity process.2

Fund strategy is very focused on seeking to deliver superior performance while managing theme (style, capitalization and beta3) risk accordingly, within acceptable parameters and consistent with the fund's objectives. During the fiscal year, portfolio underperformance was largely derived from a two-month period from late September 2005 through November 2005. During that period, portfolio exposures to aforementioned risks were minimal, thus security selection was the main contributor. A number of securities identified by the Adviser as attractive holdings (specifically a number of housing industry related stocks as well as utilities stocks) significantly underperformed the rest of the portfolio causing the underperformance.

STRATEGY

Portfolio strategy remains focused on seeking to deliver superior risk-adjusted returns in a context of controlling risk. The fund is always fully invested and thus makes no attempt to time the U.S. equity market. The fund is managed to generate performance competitive with other managers and its benchmark, the S&P MidCap 400.

1 The S&P MidCap 400 is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

2 Diversification does not assure a profit nor protect against loss.

3 Beta analyzes the market risk of a fund by showing how responsive it is to the market, which has a beta of 1.00. Usually, higher betas represent riskier investments.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current to the most recent month end performance is available on the Capital One Funds website at www.capitalone.com or call 1-800-999-0426 for after tax returns.

Capital One Mid Cap Equity Fund--Class A Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Capital One Mid Cap Equity Fund--Class A Shares (the "Fund") from August 31, 19962 to August 31, 2006, compared to the S&P MidCap 400 Index ("S&P MidCap 400").3

AVERAGE ANNUAL TOTAL RETURNS4 FOR THE
PERIOD ENDED AUGUST 31, 2006

1 Year	0.24%
5 Years	8.37%
10 Years	12.95%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance visit capitalone.com or call 1-800-999-0426 for after tax returns. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on July 13, 1998. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P MidCap 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 Capital One Mid Cap Equity Fund--Class A Shares is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from August 31, 1993 to July 12, 1998 when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

3 The S&P MidCap 400 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

4 Total returns quoted reflect the current 4.50% sales charge.

Capital One Mid Cap Equity Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Capital One Mid Cap Equity Fund--Class B Shares (the "Fund") from July 13, 1998 (start of performance) to August 31, 2006, compared to the S&P MidCap 400 Index ("S&P MidCap 400").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2006

1 Year	(1.27)%
5 Years	8.28%
Start of Performance (7/13/98)	9.10%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance visit capitalone.com or call 1-800-999-0426 for after tax returns. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over seven years from the purchase date. The maximum CDSC is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P MidCap 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The S&P MidCap 400 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable CDSC.

Capital One Total Return Bond Fund
Annual Report / 12-month period from September 1, 2005 through August 31, 2006

MARKET REVIEW

U.S. debt markets endured a roller coaster ride of fluctuating interest rates during the 12-month reporting period ended August 31, 2006, with intermediate and long-term yields rising sharply through May and falling back some in July and August.1 Point to point, bond yields rose significantly during the year and the U.S. Treasury yield curve flattened as a result of the U.S. Federal Reserve Board's employment of more restrictive monetary policies. Corporate credit spreads widened only slightly in the last year and remain at historically narrow levels. With the headwinds of a rising interest rate environment, the fund's benchmark, the Lehman Brothers Aggregate Bond Index, produced a lackluster 1.71%2 total return for the 12-month period.

PORTFOLIO PERFORMANCE

The Capital One Total Return Bond Fund produced a total return of 0.37%, based on net asset value, for the 12-month period ended August 31, 2006. Performance improved later during the reporting period and the fund navigated the interest rate crosscurrents well during the year; however, returns were negatively impacted by bonds with company-specific issues late in 2005, which have since been disposed. The portfolio structure was modified this year to reduce risk relative to the fund's benchmark.

STRATEGY

Portfolio strategy has been focused on risk neutralization relative to the fund's benchmark this year.

1 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2 The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current to the most recent month end performance is available on the Capital One Funds website at www.capitalone.com or call 1-800-999-0426 for after tax returns.

Capital One Total Return Bond Fund

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Capital One Total Return Bond Fund (the "Fund") from August 31, 1996 to August 31, 2006, compared to the Lehman Brothers Aggregate Bond Index ("LBAB").2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2006

1 Year	(2.61)%
5 Years	2.62%
10 Years	4.82%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance visit capitalone.com or call 1-800-999-0426 for after tax returns. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 3.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB has been adjusted to reflect reinvestment of income on securities in the index.

2 The LBAB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect the current 3.00% sales charge.

Capital One U.S. Government Income Fund
Annual Report /12-month period from September 1, 2005 through August 31, 2006

MARKET REVIEW

U.S. debt markets endured a roller coaster ride of fluctuating interest rates in the last year, with intermediate and long-term yields rising sharply through May and falling back some in July and August.1 Point to point, bond yields rose significantly during the year and the U.S. Treasury yield curve flattened as a result of the U.S. Federal Reserve Board's employment of more restrictive monetary policies. Spreads of U.S. government agency bonds and U.S. government sponsored entity (GSE) mortgage-backed bonds versus U.S. Treasurys varied modestly during the year and represented average value in general. With the headwinds of a rising interest rate environment, the fund's benchmark, the Lehman Brothers Intermediate Government Index ("LBIG") produced a lackluster 2.00%2 total return over the reporting period, while the Lehman Brothers U.S. Government Income Blend Index ("LBG") returned 2.46%,3 and the Lehman Brothers Intermediate Term Aggregate Index ("LBIA") returned 2.29%.4

PORTFOLIO PERFORMANCE

The Capital One U.S. Government Income Fund produced a total return of 2.01%, based on net asset value, for the 12-month period ended August 31, 2006. Performance has improved in recent quarters and the fund has navigated the interest rate crosscurrents well this year, utilizing risk neutralization tactics relative to the benchmark and identifying opportunities to capture attractive spreads within the target market sectors.

STRATEGY

Portfolio strategy has been focused on risk neutralization relative to the benchmark this year--a strategy that has proven successful in mitigating performance risk.

1 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

2 The LBIG is comprised of all publicly issued non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made in an index. The fund's Adviser elected to change the benchmark index from the LBIA to the LBIG because the LBIG is more reflective of the securities in which the fund invests.

3 The LBG is a custom blended index comprised of the LBIG (50%) and the Lehman Brothers Mortgage Index (50%). The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

4 The LBIA tracks investment grade corporate and government bonds with maturities between one and ten years. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Current to the most recent month end performance is available on the Capital One Funds website at www.capitalone.com or call 1-800-999-0426 for after tax returns.

Capital One U.S. Government Income Fund

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Capital One U.S. Government Income Fund (the "Fund") from August 31, 1996 to August 31, 2006, compared to the Lehman Brothers Intermediate Government Index ("LBIG"),2 the Lehman Brothers U.S. Government Income Blend Index (LBG)2 and the Lehman Brothers Intermediate Term Aggregate Index (LBIA).2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE
PERIOD ENDED AUGUST 31, 2006

1 Year	(1.04)%
5 Years	3.07%
10 Years	5.09%

Performance data quoted represents past performance, which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance visit capitalone.com or call 1-800-999-0426 for after tax returns. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 3.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIG, LBG and LBIA have been adjusted to reflect reinvestment of income on securities in the indexes.

2 The LBIG, LBG and LBIA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The unmanaged LBG is a custom blended index compromised of the LBIG (50%) and the Lehman Brothers Mortgage Index (50%). The indexes are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index. The Fund's Adviser elected to change the benchmark index from the LBIA to the LBIG because the LBIG is more reflective of the securities in which the Fund invests.

3 Total returns quoted reflect the current 3.00% sales charge.

Financial Highlights

Capital One Funds

August 31, 2006

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Capital Appreciation Fund--Class A Shares
2002	$ 20.84	0.04	(3.44)	(3.40)	(0.02)	(0.92)
2003	$ 16.50	0.08(3)	1.31	1.39	(0.07)	--
2004	$ 17.82	0.08(3)	1.62	1.70	(0.07)	(1.14)
2005	$ 18.31	0.13(3)	2.26	2.39	(0.15)	(1.13)
2006	$ 19.42	0.11(3)	1.17	1.28	(0.08)	(1.51)
Capital Appreciation Fund--Class B Shares
2002	$ 20.19	(0.11)	(3.31)	(3.42)	--	(0.92)
2003	$ 15.85	(0.04)(3)	1.25	1.21	--	--
2004	$ 17.06	(0.06)(3)	1.56	1.50	--	(1.14)
2005	$ 17.42	(0.01)(3)	2.14	2.13	--	(1.13)
2006	$ 18.42	(0.03)(3)	1.11	1.08	--	(1.51)
Louisiana Municipal Income Fund--Class A Shares
2002	$ 11.33	0.51	0.07	0.58	(0.51)	(0.00)(4)
2003	$ 11.40	0.50	(0.12)	0.38	(0.50)	(0.07)
2004	$ 11.21	0.48	0.17	0.65	(0.47)	(0.03)
2005	$ 11.36	0.46	(0.07)	0.39	(0.46)	(0.03)
2006	$ 11.26	0.40	(0.17)	0.23	(0.40)	(0.33)
Louisiana Municipal Income Fund--Class B Shares
2002(5)	$ 11.36	0.34	0.05	0.39	(0.35)	(0.00)(4)
2003	$ 11.40	0.40	(0.12)	0.28	(0.40)	(0.07)
2004	$ 11.21	0.38	0.19	0.57	(0.38)	(0.03)
2005	$ 11.37	0.36	(0.07)	0.29	(0.36)	(0.03)
2006	$ 11.27	0.30	(0.16)	0.14	(0.31)	(0.33)

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(2) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(3) Based on average shares outstanding.

(4) Represents less than $0.01.

(5) Reflects operations for the period from November 15, 2001 (date of initial public offering) to August 31, 2002.

(6) Computed on an annualized basis.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.94)	$ 16.50	(17.18)%	1.23%	0.18%	--	$ 217,744	3%
(0.07)	$ 17.82	8.46%	1.27%	0.48%	--	$ 234,905	29%
(1.21)	$ 18.31	9.87%	1.25%	0.41%	--	$ 239,871	22%
(1.28)	$ 19.42	13.44%	1.26%	0.70%	--	$ 240,297	32%
(1.59)	$ 19.11	6.98%	1.25%	0.57%	--	$ 224,576	51%

(0.92)	$ 15.85	(17.83)%	1.98%	(0.57)%	--	$ 11,849	3%
--	$ 17.06	7.63%	2.02%	(0.27)%	--	$ 11,865	29%
(1.14)	$ 17.42	9.08%	2.00%	(0.34)%	--	$ 11,981	22%
(1.13)	$ 18.42	12.56%	2.01%	(0.04)%	--	$ 9,077	32%
(1.51)	$ 17.99	6.20%	2.00%	(0.17)%	--	$ 6,148	51%

(0.51)	$ 11.40	5.32%	0.71%	4.59%	0.33%	$ 84,361	10%
(0.57)	$ 11.21	3.33%	0.74%	4.36%	0.33%	$ 81,468	9%
(0.50)	$ 11.36	5.88%	0.75%	4.20%	0.33%	$ 78,288	11%
(0.49)	$ 11.26	3.49%	0.76%	3.98%	0.34%	$ 75,298	53%
(0.73)	$ 10.76	2.19%	0.77%	3.64%	0.36%	$ 60,324	10%

(0.35)	$ 11.40	3.60%	1.59%(6)	3.76%(6)	0.23%(6)	$ 2,824	10%
(0.47)	$ 11.21	2.47%	1.59%	3.51%	0.23%	$ 4,127	9%
(0.41)	$ 11.37	5.08%	1.60%	3.35%	0.23%	$ 3,569	11%
(0.39)	$ 11.27	2.60%	1.61%	3.13%	0.24%	$ 3,342	53%
(0.64)	$ 10.77	1.32%	1.62%	2.79%	0.26%	$ 2,672	10%

Financial Highlights (continued)

Capital One Funds

August 31, 2006

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Mid Cap Equity Fund--Class A Shares
2002	$ 12.57	(0.02)	(1.01)	(1.03)	--	(0.08)
2003	$ 11.46	(0.05)(3)	1.51	1.46	--	--
2004	$ 12.92	(0.02)(3)	1.56	1.54	--	(0.07)
2005	$ 14.39	0.033)	4.00	4.03	--	(0.72)
2006	$ 17.70	0.02(3)	0.82	0.84	(0.04)	(0.80)
Mid Cap Equity Fund--Class B Shares
2002	$ 12.28	0.18	(1.26)	(1.08)	--	(0.08)
2003	$ 11.12	(0.14)(3)	1.46	1.32	--	--
2004	$ 12.44	(0.12)(3)	1.50	1.38	--	(0.07)
2005	$ 13.75	(0.09)(3)	3.81	3.72	--	(0.72)
2006	$ 16.75	(0.10)(3)	0.77	0.67	--	(0.80)
Total Return Bond Fund
2002	$ 10.16	0.52(3)	--	0.52	(0.53)	--
2003	$ 10.15	0.45(3)	(0.11)	0.34	(0.51)	--
2004	$ 9.98	0.41(3)	(0.05)	0.36	(0.45)	--
2005	$ 9.89	0.38(3)	(0.05)	0.33	(0.44)	--
2006	$ 9.78	0.41(3)	(0.38)	0.03	(0.43)	--

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(2) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(3) Based on average shares outstanding.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.08)	$ 11.46	(8.27)%	1.57%	(0.51)%	--	$ 42,545	12%
--	$ 12.92	12.74%	1.55%	(0.48)%	--	$ 59,735	25%
(0.07)	$ 14.39	12.01%	1.45%	(0.14)%	--	$ 74,783	51%
(0.72)	$ 17.70	28.80%	1.36%	0.20%	--	$ 123,321	37%
(0.84)	$ 17.70	4.97%	1.30%	0.13%	--	$ 132,247	50%

(0.08)	$ 11.12	(8.87)%	2.32%	(1.26)%	--	$ 3,450	12%
--	$ 12.44	11.87%	2.30%	(1.23)%	--	$ 3,795	25%
(0.07)	$ 13.75	11.19%	2.20%	(0.89)%	--	$ 4,321	51%
(0.72)	$ 16.75	27.85%	2.11%	(0.56)%	--	$ 5,025	37%
(0.80)	$ 16.62	4.19%	2.05%	(0.62)%	--	$ 4,112	50%

(0.53)	$ 10.15	5.39%	1.01%	5.18%	0.30%	$ 47,428	0%
(0.51)	$ 9.98	3.38%	1.01%	4.38%	0.40%	$ 48,563	20%
(0.45)	$ 9.89	3.72%	1.01%	4.08%	0.40%	$ 51,957	22%
(0.44)	$ 9.78	3.39%	0.98%	3.92%	0.41%	$ 53,319	123%
(0.43)	$ 9.38	0.37%	0.91%	4.33%	0.27%	$ 48,730	114%

Financial Highlights (continued)

Capital One Funds

August 31, 2006

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income

U.S. Government Income Fund
2002	$ 10.30	0.61	0.13	0.74	(0.56)
2003	$ 10.48	0.42(3)	(0.11)	0.31	(0.49)
2004	$ 10.30	0.38(3)	0.03	0.41	(0.41)
2005	$ 10.30	0.38(3)	(0.16)	0.22	(0.45)
2006	$ 10.07	0.44(3)	(0.25)	0.19	(0.44)
Cash Reserve Fund--Class A Shares
2002	$ 1.00	0.01	(0.00)(4)	0.01	(0.01)
2003	$ 1.00	0.01	0.00(4)	0.01	(0.01)
2004	$ 1.00	0.005	0.000(5)	0.005	(0.005)
2005	$ 1.00	0.019	(0.000)(5)	0.019	(0.019)
2006	$ 1.00	0.040	(0.000)(5)	0.040	(0.040)
Cash Reserve Fund--Class B Shares
2002	$ 1.00	0.01	(0.00)(4)	0.01	(0.01)
2003	$ 1.00	0.01	0.00(4)	0.01	(0.01)
2004	$ 1.00	0.003	0.001	0.004	(0.004)
2005	$ 1.00	0.018	(0.000)(5)	0.018	(0.018)
2006	$ 1.00	0.039	(0.000)(5)	0.039	(0.039)
U.S. Treasury Money Market Fund
2002	$ 1.00	0.01	--	0.01	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)
2004	$ 1.00	0.003	--	0.003	(0.003)
2005	$ 1.00	0.017	(0.000)(5)	0.017	(0.017)
2006	$ 1.00	0.036	(0.000)(5)	0.036	(0.036)

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(2) This expense decrease is reflected in both the net expense and net investment income ratios.

(3) Based on average shares outstanding.

(4) Represents less than $0.01.

(5) Represents less than $0.001.

(See Notes which are an integral part of the Financial Statements)

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$ 10.48	7.39%	0.69%	4.87%	0.31%	$ 85,093	39%
$ 10.30	3.01%	0.70%	3.97%	0.31%	$ 89,573	31%
$ 10.30	4.08%	0.70%	3.71%	0.31%	$ 82,231	29%
$ 10.07	2.14%	0.74%	3.74%	0.33%	$ 71,695	86%
$ 9.82	2.01%	0.73%	4.52%	0.34%	$ 88,710	114%

$ 1.00	1.27%	0.84%	1.28%	0.06%	$ 212,320	--
$ 1.00	0.80%	0.53%	0.81%	0.40%	$ 182,575	--
$ 1.00	0.55%	0.56%	0.55%	0.40%	$ 166,616	--
$ 1.00	1.97%	0.56%	1.89%	0.42%	$ 134,356	--
$ 1.00	4.08%	0.53%	4.04%	0.41%	$ 179,836	--

$ 1.00	0.84%	1.30%	0.81%	0.35%	$ 696	--
$ 1.00	0.57%	0.89%	0.45%	0.79%	$ 677	--
$ 1.00	0.40%	0.71%	0.39%	1.00%	$ 417	--
$ 1.00	1.81%	0.71%	1.78%	1.02%	$ 387	--
$ 1.00	3.92%	0.68%	3.86%	1.01%	$ 395	--

$ 1.00	1.38%	0.62%	1.37%	--	$ 193,535	--
$ 1.00	0.62%	0.65%	0.61%	--	$ 221,334	--
$ 1.00	0.34%	0.66%	0.34%	--	$ 152,264	--
$ 1.00	1.69%	0.70%	1.74%	--	$ 204,027	--
$ 1.00	3.69%	0.62%	3.57%	0.03%	$ 156,318	--

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2006	Ending Account Value 8/31/2006	Expenses Paid During Period(1)

Capital One Capital Appreciation Fund
Actual
Class A Shares	$1,000	$1,005.30	$ 6.27
Class B Shares	$1,000	$1,001.10	$ 9.99
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,018.95	$ 6.31
Class B Shares	$1,000	$1,015.22	$10.06
Capital One Louisiana Municipal Income Fund
Actual
Class A Shares	$1,000	$1,016.70	$ 4.02
Class B Shares	$1,000	$1,012.40	$ 8.32
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.22	$ 4.02
Class B Shares	$1,000	$1,016.94	$ 8.34
Capital One Mid Cap Equity Fund
Actual
Class A Shares	$1,000	$ 981.70	$ 6.49
Class B Shares	$1,000	$ 977.60	$10.17
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,018.65	$ 6.61
Class B Shares	$1,000	$1,014.92	$10.36
Capital One Total Return Bond Fund
Actual	$1,000	$1,014.20	$ 4.57
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.67	$ 4.58
Capital One U.S. Government Income Fund
Actual	$1,000	$1,014.30	$ 3.76
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.48	$ 3.77
Capital One Cash Reserve Fund
Actual
Class A Shares	$1,000	$1,023.00	$ 2.65
Class B Shares	$1,000	$1,022.20	$ 3.42
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,022.58	$ 2.65
Class B Shares	$1,000	$1,021.83	$ 3.41
Capital One U.S. Treasury Money Market Fund
Actual	$1,000	$1,020.90	$ 3.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.18	$ 3.06

(1) Expenses are equal to the Funds' annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios were as follows:

Capital One Capital Appreciation Fund
Class A Shares	1.24%
Class B Shares	1.98%
Capital One Louisiana Municipal Income Fund
Class A Shares	0.79%
Class B Shares	1.64%
Capital One Mid Cap Equity Fund
Class A Shares	1.30%
Class B Shares	2.04%
Capital One Total Return Bond Fund	0.90%
Capital One U.S. Government Income Fund	0.74%
Capital One Cash Reserve Fund
Class A Shares	0.52%
Class B Shares	0.67%
Capital One U.S. Treasury Money Market Fund	0.60%

Portfolio of Investments Summary Table

CAPITAL APPRECIATION FUND

At August 31, 2006, the Fund's sector composition(1) was as follows:

Sector	Percentage of Total Net Assets

Finance	21.7%
Electronic Technology	12.5%
Health Technology	8.7%
Energy Minerals	8.3%
Consumer Non-Durables	7.4%
Producer Manufacturing	6.4%
Retail Trade	4.9%
Technology Services	4.6%
Consumer Services	4.1%
Utilities	3.6%
Process Industries	3.0%
Communications	2.9%
Distribution Services	2.6%
Health Services	2.2%
Transportation	2.1%
Industrial Services	1.6%
Non-Energy Minerals	1.1%
Commercial Services	0.9%
Consumer Durables	0.7%
Cash Equivalents(2)	0.5%
Other Assets and Liabilities--Net(3)	0.2%

TOTAL	100.0%

(1) Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

(2) Cash Equivalents include any investments in money market mutual funds.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Portfolio of Investments

Capital One Funds

August 31, 2006

CAPITAL APPRECIATION FUND

Shares		Value

	COMMON STOCKS--99.3%
	Commercial Services--0.9%
64,100	Donnelley (R.R.) & Sons Co.	$2,078,122

	Communications--2.9%
104,500	AT&T, Inc.	3,253,085
94,900	Verizon Communications	3,338,582

	Total	6,591,667

	Consumer Durables--0.7%
200,000	Ford Motor Co.	1,674,000

	Consumer Non-Durables--7.4%
43,000	Altria Group, Inc.	3,591,790
25,000	Colgate-Palmolive Co.	1,496,500
28,700	(1) Guess ?, Inc.	1,170,960
78,000	PepsiCo, Inc.	5,091,840
57,400	Procter & Gamble Co.	3,553,060
62,800	The Pepsi Bottling Group, Inc.	2,198,628

	Total	17,102,778

	Consumer Services--4.1%
82,100	McDonald's Corp.	2,947,390
218,800	Walt Disney Co.	6,487,420

	Total	9,434,810

	Distribution Services--2.6%
119,600	McKesson HBOC, Inc.	6,075,680

	Electronic Technology--12.5%
57,400	(1) Apple Computer, Inc.	3,894,590
214,920	(1) Cisco Systems, Inc.	4,726,091
121,600	Hewlett-Packard Co.	4,445,696
71,700	(1) MEMC Electronic Materials, Inc.	2,773,356
133,200	National Semiconductor Corp.	3,235,428
76,500	Northrop Grumman Corp.	5,110,965
19,000	(1) Sandisk Corp.	1,119,480
133,600	(1) Tellabs, Inc.	1,361,384
65,900	Texas Instruments, Inc.	2,147,681

	Total	28,814,671

	Energy Minerals--8.3%
19,600	Anadarko Petroleum Corp.	919,436
33,800	Apache Corp.	2,206,464
104,300	ConocoPhillips	$6,615,749
109,500	Exxon Mobil Corp.	7,409,865
32,600	Valero Energy Corp.	1,871,240

	Total	19,022,754

	Finance--21.7%
52,600	Allstate Corp.	3,047,644
148,300	Bank of America Corp.	7,633,001
37,500	Bear Stearns Cos., Inc.	4,888,125
33,500	Citigroup, Inc.	1,653,225
47,200	Countrywide Financial Corp.	1,595,360
19,100	Goldman Sachs Group, Inc.	2,839,215
81,000	J.P. Morgan Chase & Co.	3,698,460
29,500	Jones Lang LaSalle, Inc.	2,456,170
50,100	Merrill Lynch & Co., Inc.	3,683,853
37,500	MetLife, Inc.	2,063,625
25,000	Prologis	1,411,500
38,300	Prudential Financial, Inc.	2,811,603
60,300	SunTrust Banks, Inc.	4,606,920
73,200	The St. Paul Travelers Cos., Inc.	3,213,480
83,400	Wachovia Corp.	4,556,142

	Total	50,158,323

	Health Services--2.2%
77,500	Quest Diagnostic, Inc.	4,981,700

	Health Technology--8.7%
46,700	(1) Amgen, Inc.	3,172,331
20,000	(1) Barr Laboratories, Inc.	1,130,000
35,600	Becton, Dickinson & Co.	2,481,320
124,200	Johnson & Johnson	8,030,772
95,700	Merck & Co., Inc.	3,880,635
53,700	Pfizer, Inc.	1,479,972

	Total	20,175,030

	Industrial Services--1.6%
76,800	(1) McDermott International, Inc.	3,701,760

	Non-Energy Minerals--1.1%
28,700	Phelps Dodge Corp.	2,568,650

	Process Industries--3.0%
83,200	Archer-Daniels-Midland Co.	3,425,344
74,000	Monsanto Co.	3,510,560

	Total	6,935,904

	Producer Manufacturing--6.4%
48,700	Emerson Electric Co.	$4,000,705
71,700	General Electric Co.	2,442,102
15,100	(1) Genlyte Group, Inc.	989,503
26,550	Graco, Inc.	1,003,590
42,150	PACCAR, Inc.	2,304,340
47,900	Textron Inc.	4,016,894

	Total	14,757,134

	Retail Trade--4.9%
72,500	CVS Corp.	2,432,375
48,700	Home Depot, Inc.	1,669,923
24,100	(1) Kohl's Corp.	1,506,491
47,800	Penney (J.C.) Co., Inc.	3,013,312
95,700	TJX Cos., Inc.	2,559,975

	Total	11,182,076

	Technology Services--4.6%
48,600	(1) Computer Sciences Corp.	2,302,668
3,800	(1) Google Inc.	1,438,414
57,700	(1) Intuit, Inc.	1,743,694
142,500	Microsoft Corp.	3,660,825
100,000	(1) Oracle Corp.	1,565,000

	Total	10,710,601

	Transportation--2.1%
38,300	FedEx Corp.	$3,869,449
22,200	Norfolk Southern Corp.	948,606

	Total	4,818,055

	Utilities--3.6%
38,300	FirstEnergy Corp.	2,185,398
71,700	Questar Corp.	6,204,918

	Total	8,390,316

	TOTAL COMMON STOCKS (identified cost $164,514,540)	229,174,031

	MUTUAL FUND--0.5%
1,162,034	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	1,162,034

	TOTAL INVESTMENTS--99.8% (identified cost $165,676,574)	230,336,065

	OTHER ASSETS AND LIABILITIES--NET--0.2%	387,648

	TOTAL NET ASSETS--100%	$230,723,713

Portfolio of Investments Summary Table

LOUISIANA MUNICIPAL INCOME FUND

At August 31, 2006, the Fund's sector composition(1) was as follows:

Sector	Percentage of Total Net Assets

General Obligation	29.4%
Special Revenue	25.9%
Miscellaneous	13.9%
Sales Tax	8.5%
Education	6.2%
Mortgage	4.6%
Transportation	3.8%
Utilities	3.4%
Hospitals	0.4%
Cash Equivalents(2)	3.1%
Other Assets and Liabilities--Net(3)	0.8%

TOTAL	100.0%

(1) Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

(2) Cash Equivalents includes any investments in money market mutual funds.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Value

	(2) MUNICIPAL BONDS--96.1%
	Guam--1.8%
$1,020,000	Guam Airport Authority, Revenue Bonds (Series A), 5.25%, 10/1/2014	$1,110,729

	Louisiana--87.9%
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (AMBAC INS), 11/1/2019	1,022,290
1,000,000	East Baton Rouge Parish, LA, LT GO, 4.25% (FSA INS)/(Original Issue Yield: 4.39%), 5/1/2018	1,010,950
705,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds (Series ST-B), 4.00% (AMBAC INS), 2/1/2008	709,089
750,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 4.72%), 2/1/2013	775,493
1,680,000	East Baton Rouge Parish, LA, Revenue Bonds, 4.50%, 2/1/2013	1,757,263
165,000	East Baton Rouge, LA Mortgage Finance Authority, SFM Purchasing Revenue Bonds (Series B), 5.40% (FNMA COL), 10/1/2025	165,100
270,000	Ernest N. Morial-New Orleans, LA Exhibit Hall Authority, (Series C), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.58%), 7/15/2018	273,054
200,000	Ernest N. Morial-New Orleans, LA Exhibit Hall Authority, Special Tax, 5.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.65%), 7/15/2025	202,280
1,300,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	1,408,251
1,055,000	Iberville Parish, LA, School District Number 005 UT GO, 5.00%, 10/1/2008	1,082,968
935,000	Jefferson Parish, LA Home Mortgage Authority, Refunding Revenue Bonds (Series A), 6.15% (FNMA and GNMA COLs), 6/1/2028	942,059
700,000	Jefferson Parish, LA School Board, GO UT, 5.10% accrual (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	608,972
$1,340,000	Jefferson Parish, LA School Board, Revenue Bonds (AMBAC INS), 2/1/2010	$1,342,318
680,000	Jefferson, LA Sales Tax District Special Sales Tax Revenue, (Series B), 5.75% (AMBAC INS)/(Original Issue Yield: 5.20%), 12/1/2014	749,054
1,745,000	Jefferson, LA Sales Tax District Special Sales Tax Revenue, Revenue Bonds - Public Improvments, 4.00% (AMBAC INS), 12/1/2007	1,751,997
500,000	Lafayette Parish, LA School Board, Refunding Revenue Bonds, 4.50% (FGIC INS)/(Original Issue Yield: 4.85%), 4/1/2013	512,265
1,500,000	Lafayette, LA Public Improvement Sales Tax, (Series A), 5.625% (FGIC INS)/(Original Issue Yield: 5.69%), 3/1/2025	1,618,140
1,305,000	Lafayette, LA Public Power Authority, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 2.47%), 11/1/2008	1,337,077
140,000	Louisiana HFA, SFM Revenue Bonds (Series 2005A), 3.85% (GNMA Collateralized Home Mortgage Program COL), 12/1/2012	139,555
90,000	Louisiana HFA, SFM Revenue Bonds (Series 2005A), 3.95% (GNMA Collateralized Home Mortgage Program COL), 12/1/2013	89,850
85,000	Louisiana HFA, SFM Revenue Bonds (Series 2005A), 4.05% (GNMA Collateralized Home Mortgage Program COL), 12/1/2014	84,978
195,000	Louisiana HFA, SFM Revenue Bonds (Series 2005A), 4.30% (GNMA Collateralized Home Mortgage Program COL), 12/1/2017	196,269
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority, (Series A) Revenue Bonds, 5.20% (Original Issue Yield: 5.30%), 6/1/2031	1,051,600
$1,835,000	Louisiana Local Government Environmental Facilities Community Development Authority, 5.50% (MBIA Insurance Corp. INS), 12/1/2012	$2,007,729
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2032	1,545,720
215,000	Louisiana PFA, Hospital Revenue, Refunding Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA INS)/(Original Issue Yield: 5.10%), 10/1/2013	223,993
1,045,000	Louisiana PFA, (Series A) Revenue Refunding Bonds, 5.125% (Tulane University, LA)/(Original Issue Yield: 5.25%), 7/1/2027	1,084,522
750,000	Louisiana PFA, 4.50%, 10/15/2010	754,313
1,000,000	Louisiana PFA, Refunding Revenue Bonds (Series A), 5.00% (Tulane University, LA)/(AMBAC INS)/(Original Issue Yield: 5.15%), 7/1/2022	1,038,070
1,000,000	Louisiana PFA, Revenue Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.38%), 8/1/2017	1,040,190
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.27%), 11/15/2021	513,215
1,845,000	Louisiana PFA, Revenue Refunding Bonds (Series A), 6.75% (Bethany Home Project)/(FHA GTD), 8/1/2025	1,847,011
1,000,000	Louisiana PFA, Revenue Refunding Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	1,014,120
$1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.70% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.79%), 11/1/2022	$1,020,860
1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.88%), 11/1/2023	1,022,180
1,000,000	Louisiana State Transportation Authority Toll Revenue, Revenue Bonds, 5.00%, 9/1/2009	1,034,150
750,000	Louisiana State University and Agricultural and Mechanical College, Refunding Revenue Bonds (Auxiliary Series A), 4.00% (AMBAC INS), 7/1/2012	760,695
1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Revenue Refunding Bonds, 5.00% (University of New Orleans Project)/(AMBAC INS), 10/1/2030	1,275,600
1,500,000	Louisiana State, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.23%), 11/15/2015	1,579,410
1,000,000	Louisiana State, GO UT (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	1,031,790
1,380,000	Natchitoches Parish, LA School District No. 9, GO UT Refunding Bonds, 3.85%, 3/1/2016	1,358,099
250,000	New Orleans, LA Aviation Board, Refunding Revenue Bonds, 6.00% (FSA INS)/(Original Issue Yield: 6.16%), 9/1/2019	250,385
970,000	New Orleans, LA Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury/REFCO Strips COL)/(Original Issue Yield: 6.518%), 1/15/2011	1,057,222
$1,455,000	New Orleans, LA, LT GO, 3.00% (MBIA Insurance Corp. INS), 3/1/2007	$1,448,569
1,145,000	Orleans, LA Levee District, Refunding Revenue Bonds (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	1,175,354
790,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 3/1/2020	844,984
780,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.81%), 3/1/2021	834,288
1,020,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 3/1/2024	1,090,992
85,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 3.00% (MBIA Insurance Corp. INS), 3/1/2007	84,649
85,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 3.25% (MBIA Insurance Corp. INS), 3/1/2008	84,441
90,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 3.25% (MBIA Insurance Corp. INS), 3/1/2009	88,925
575,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 4.00% (MBIA Insurance Corp. INS), 3/1/2011	582,855
705,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 4.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.06%), 3/1/2015	710,823
$535,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 4.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.15%), 3/1/2016	$537,301
95,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT, 3.50% (MBIA Insurance Corp. INS), 3/1/2010	94,520
1,060,000	Plaquemines Parish LA, Law Enforcement District GO UT, 4.00%, 3/1/2009	1,065,639
2,500,000	Rapides Parish, LA Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2029	2,689,700
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	1,033,550
870,000	Shreveport, LA, GO UT (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2012	877,543
815,000	Shreveport, LA, Water & Sewer, (Series C), 4.00% (FGIC INS)/(Original Issue Yield: 3.80%), 6/1/2014	821,341
1,000,000	St. Charles Parish, LA Public Improvement, 3.50%, 12/1/2008	996,210

	Total	55,351,830

	Missouri--2.9%
1,840,000	Wentzville, MO School District No. R 04, GO UT (Series PG-A), 4.00% (XL Capital Assurance Inc. INS), 3/1/2020	1,816,374

	North Carolina--3.5%
2,250,000	Johnston County, NC, GO UT, 4.00% (FGIC INS), 2/1/2021	2,231,685

	TOTAL MUNICIPAL BONDS (identified cost $59,201,971)	60,510,618

Shares		Value
	MUTUAL FUND--3.1%
1,978,186	Goldman Sachs ILA Tax-Free Instruments (at net asset value)	$1,978,186

	TOTAL INVESTMENTS--99.2% (identified cost $61,180,157)	62,488,804

	OTHER ASSETS AND LIABILITIES--NET--0.8%	506,431

	TOTAL NET ASSETS--100%	$62,995,235

Portfolio of Investments Summary Table

MID CAP EQUITY FUND

At August 31, 2006, the Fund's sector composition(1) was as follows:

Sector	Percentage of Total Net Assets

Finance	21.1%
Electronic Technology	8.5%
Utilities	8.5%
Retail Trade	7.7%
Health Technology	6.7%
Producer Manufacturing	6.0%
Technology Services	6.0%
Energy Minerals	4.5%
Industrial Services	4.2%
Commercial Services	4.1%
Health Services	4.1%
Transportation	3.9%
Non-Energy Minerals	3.1%
Consumer Non-Durables	2.5%
Process Industries	2.4%
Distribution Services	2.0%
Consumer Services	0.9%
Consumer Durables	0.6%
Communications	0.4%
Cash Equivalents(2)	3.1%
Other Assets and Liabilities--Net(3)	(0.3)%

TOTAL	100.0%

(1) Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

(2) Cash Equivalents include any investments in money market mutual funds.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MID CAP EQUITY FUND

Shares		Value

	COMMON STOCKS--97.2%
	Commercial Services--4.1%
14,390	(1) Dun & Bradstreet Corp.	$1,011,761
42,100	Ikon Office Solutions, Inc.	599,925
116,900	(1) MPS Group, Inc.	1,643,614
46,200	SEI Investments Co.	2,358,048

	Total	5,613,348

	Communications--0.4%
6,180	CenturyTel, Inc.	246,088
7,920	Telephone and Data System, Inc.	335,887

	Total	581,975

	Consumer Durables--0.6%
22,333	D. R. Horton, Inc.	489,763
10,000	Newell Rubbermaid, Inc.	269,900

	Total	759,663

	Consumer Non-Durables--2.5%
36,100	American Greetings Corp., Class A	885,172
5,000	Brown-Forman Corp., Class B	384,900
32,200	(1) Coach, Inc.	972,118
30,900	Hormel Foods Corp.	1,132,485

	Total	3,374,675

	Consumer Services--0.9%
43,900	Bob Evans Farms, Inc.	1,244,126

	Distribution Services--2.0%
39,960	(1) Avnet, Inc.	781,618
6,480	CDW Corp.	377,784
10,000	Grainger (W.W.), Inc.	668,000
53,700	(1) Ingram Micro, Inc., Class A	966,600

	Total	2,794,002

	Electronic Technology--8.5%
46,569	Harris Corp.	2,045,311
45,000	Imation Corp.	1,783,350
33,660	Jabil Circuit, Inc.	903,098
33,180	(1) MEMC Electronic Materials, Inc.	1,283,402
40,000	(1) Micrel, Inc.	400,800
99,780	Microchip Technology, Inc.	3,408,485
15,200	Precision Castparts Corp.	888,288
9,800	(1) Sequa Corp., Class A	899,640

	Total	11,612,374

	Energy Minerals--4.5%
41,000	(1) Newfield Exploration Co.	$1,772,840
51,900	Tesoro Petroleum Corp.	3,353,259
20,000	(1) Unit Corp.	1,054,200

	Total	6,180,299

	Finance--21.1%
15,400	AmerUs Group Co.	1,044,120
58,400	American Capital Strategies Ltd.	2,261,832
50,000	Assurant, Inc.	2,572,500
68,595	Bancorpsouth, Inc.	1,924,776
32,200	Bank of Hawaii Corp.	1,572,004
90,000	(1) CB Richard Ellis Services, Inc.	2,070,000
15,400	Edwards(AG), Inc.	813,428
5,074	Fidelity National Title Group, Inc., Class A	102,292
35,500	First American Financial Corp.	1,442,010
98,700	First BanCorp	907,053
151,500	HRPT Properties Trust	1,757,400
20,000	Hanover Insurance Group, Inc.	890,000
43,000	Hospitality Properties Trust	1,991,760
41,100	IndyMac Bancorp, Inc.	1,607,010
7,400	Jones Lang LaSalle, Inc.	616,124
23,700	Ohio Casualty Corp.	615,015
23,380	PMI Group, Inc.	1,010,951
50,000	Plum Creek Timber Co., Inc.	1,741,500
18,930	Radian Group, Inc.	1,133,528
5,100	Reinsurance Group of America	263,568
24,000	Ryder System, Inc.	1,186,080
29,500	Wilmington Trust Corp.	1,299,475

	Total	28,822,426

	Health Services--4.1%
15,000	(1) Express Scripts, Inc., Class A	1,261,200
40,000	(1) Humana, Inc.	2,437,200
30,000	Pharmaceutical Product Development, Inc.	1,143,600
15,600	(1) Triad Hospitals, Inc.	687,336

	Total	5,529,336

	Health Technology--6.7%
69,800	Applera Corp.	2,139,370
8,200	(1) Barr Laboratories, Inc.	463,300
16,100	(1) Charles River Laboratories International, Inc.	654,304
9,860	Hillenbrand Industries, Inc.	562,710
19,200	(1) Invitrogen Corp.	$1,168,320
19,720	Mylan Laboratories, Inc.	400,710
25,000	(1) Respironics, Inc.	922,750
30,000	(1) Techne Corp.	1,527,000
25,300	(1) Varian Medical Systems, Inc.	1,348,490

	Total	9,186,954

	Industrial Services--4.2%
50,000	(1) Allied Waste Industries, Inc.	517,000
36,100	BJ Services Co.	1,238,591
7,000	Fluor Corp.	604,940
40,000	Granite Construction, Inc.	2,146,000
48,460	Helmerich & Payne, Inc.	1,188,724

	Total	5,695,255

	Non-Energy Minerals--3.1%
23,100	Florida Rock Industries, Inc.	859,089
58,000	Louisiana-Pacific Corp.	1,134,480
41,600	Steel Dynamics, Inc.	2,196,064

	Total	4,189,633

	Process Industries--2.4%
48,700	Airgas, Inc.	1,744,434
80,000	Celanese Corp.	1,479,200

	Total	3,223,634

	Producer Manufacturing--6.0%
30,000	Cummins, Inc.	3,444,600
9,270	(1) Energizer Holdings, Inc.	619,792
9,860	Johnson Controls, Inc.	709,230
60,000	Joy Global, Inc.	2,612,400
33,000	(1) TRW Automotive Holdings Corp.	813,780

	Total	8,199,802

	Retail Trade--7.7%
33,410	Abercrombie & Fitch Co., Class A	2,155,947
61,600	Circuit City Stores, Inc.	1,454,376
72,100	Claire's Stores, Inc.	1,970,493
20,000	Fastenal Co.	733,600
40,600	Mens Wearhouse, Inc.	1,439,270
40,000	(1) NetFlix, Inc.	800,400
32,200	(1) Pacific Sunwear of California	430,192
42,390	Ross Stores, Inc.	1,038,131
17,670	Ruddick Corp.	455,709

	Total	10,478,118

	Technology Services--6.0%
65,000	(1) Akamai Technologies, Inc.	$2,548,000
19,900	(1) Autodesk, Inc.	691,724
45,000	(1) BMC Software, Inc.	1,197,900
39,500	Global Payments, Inc.	1,502,975
96,300	(1) Sybase, Inc.	2,221,641

	Total	8,162,240

	Transportation--3.9%
35,000	Con-way, Inc.	1,674,750
59,200	OMI Corp.	1,333,184
47,300	Tidewater, Inc.	2,251,953

	Total	5,259,887

	Utilities--8.5%
25,000	Allete, Inc.	1,148,500
49,300	Energen Corp.	2,151,452
29,200	Equitable Resources, Inc.	1,076,312
85,350	MDU Resources Group, Inc.	2,091,075
20,000	(1) NRG Energy, Inc.	1,012,800
51,400	National Fuel Gas Co.	1,961,938
25,080	Questar Corp.	2,170,423

	Total	11,612,500

	TOTAL COMMON STOCKS (identified cost $111,689,970)	132,520,247

	MUTUAL FUND--3.1%
4,303,398	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	4,303,398

	TOTAL INVESTMENTS--100.3% (identified cost $115,993,368)	136,823,645

	OTHER ASSETS AND LIABILITIES--NET--(0.3)%	(464,723)

	TOTAL NET ASSETS--100%	$136,358,922

Portfolio of Investments Summary Table

TOTAL RETURN BOND FUND

At August 31, 2006, the Fund's portfolio composition(1) was as follows:

Security Type	Percentage of Total Net Assets

Mortgage-Backed Securities(2)	41.0%
Corporate Bonds	26.1%
Government Agencies	16.8%
U.S. Treasury and Agency Securities(3)	12.5%
Collateralized Mortgage Obligations	11.3%
Cash Equivalents(4)	0.7%
Other Assets and Liabilities--Net(5)	(8.4)%

TOTAL	100.0%

(1) See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

(2) For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

(3) For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSES.

(4) Cash Equivalents include any investments in money market mutual funds.

(5) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

TOTAL RETURN BOND FUND

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS--11.3%
	Bank--6.1%
$1,000,000	Banc of America Commercial Mortgage 2000-2, 4.161%, 12/10/2042	$966,875
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2, Class A4, 5.544522%, 1/15/2046	1,985,782

	Total	2,952,657

	Finance--5.2%
1,500,000	Citigroup Commercial Mortgage Trust 2006-C4, Class A3, 5.911152%, 3/15/2049	1,535,737
1,000,000	Morgan Stanley Capital Trust I 2006-HQ9, Class A4, 5.731%, 7/12/2044	1,020,345

	Total	2,556,082

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $5,479,709)	5,508,739

	CORPORATE BONDS--26.1%
	Communications--3.2%
225,000	AT&T Wireless Services, Inc., 8.75%, 3/1/2031	285,064
850,000	Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	811,522
475,000	Verizon Communications, Sr. Note, 6.50%, 9/15/2011	484,808

	Total	1,581,394

	Communications-Telecom Wireless--1.2%
625,000	Verizon Virginia, Inc., 4.625%, 3/15/2013	580,896

	Consumer Durables--4.3%
950,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 7.75%, 1/18/2011	1,022,363
1,000,000	Pulte Homes, Inc., Company Guarantee, 7.875%, 8/1/2011	1,075,184

	Total	2,097,547

	Consumer Non-Durables--0.1%
75,000	Kraft Foods, Inc., Note, 5.25%, 6/1/2007	74,872

	Energy Minerals--0.4%
$225,000	Canadian Natural Resources Ltd., 5.85%, 2/1/2035	$214,200

	Energy-Independent--2.0%
975,000	Pemex Project Funding Master, Company Guarantee, 5.75%, 12/15/2015	952,575

	Finance--12.1%
500,000	American International Group, Inc., 5.05%, 10/1/2015	482,192
250,000	Asian Development Bank, Bond, 6.75%, 6/11/2007	253,563
800,000	General Electric Capital Corp., Note, 4.25%, 1/15/2008	790,421
75,000	Goldman Sachs Group, Inc., 6.125%, 2/15/2033	74,533
600,000	International Lease Finance Corp., Sr. Note, 5.00%, 4/15/2010	592,770
200,000	Inter-American Development Bank, Bond, 7.375%, 1/15/2010	214,629
1,100,000	iStar Financial, Inc., Unsecd. Note, 5.15%, 3/3/2012	1,070,383
1,150,000	Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	1,094,686
900,000	Petrobras International Finance, Sr. Note, 9.75%, 7/6/2011	1,057,275
275,000	Washington Mutual Bank, 5.125%, 1/15/2015	265,365

	Total	5,895,817

	Foreign-Local-Govt--0.8%
175,000	Ontario, Province of, Note, 4.50%, 2/3/2015	168,158
200,000	Quebec, Province of, 5.75%, 2/15/2009	203,095

	Total	371,253

	Health Technology--1.0%
225,000	Genentech, Inc., Note, 4.75%, 7/15/2015	213,627
250,000	Oncor, Inc., Sec. Fac. Bond, 6.375%, 5/1/2012	257,313

	Total	470,940

	Retail Trade--0.3%
150,000	Federated Department Stores, Inc., Note, 6.70%, 7/15/2034	150,524

	Transportation--0.4%
$175,000	Canadian National Railway, Note, 6.90%, 7/15/2028	$197,554

	Utilities--0.3%
150,000	Pacific Gas & Electric Co., 6.05%, 3/1/2034	149,348

	TOTAL CORPORATE BONDS (identified cost $12,933,626)	12,736,920

	GOVERNMENT AGENCIES--16.8%
	Federal Home Loan Bank System--3.0%
713,000	(5) Discount Bond, 5.150%, 9/13/2006	711,776
750,000	Bond, 3.57%, 2/15/2007	744,413

	Total	1,456,189

	Federal Home Loan Mortgage Corporation--1.0%
485,000	(5) Discount Bond, Series RB, 5.160%, 9/5/2006	484,722

	Federal National Mortgage Association--12.8%
1,263,000	5.170%, 9/13/2006	1,260,821
1,906,000	5.100% - 5.130%, 9/18/2006	1,901,403
1,000,000	Note, 4.00%, 8/8/2008	979,680
1,000,000	Note, 5.25%, 1/15/2009	1,008,033
1,000,000	Unsecd. Note, 7.125%, 6/15/2010	1,072,375

	Total	6,222,312

	TOTAL GOVERNMENT AGENCIES (identified cost $8,125,089)	8,163,223

	MORTGAGE-BACKED SECURITIES--41.0%
	(3) Federal Home Loan Mortgage Corporation 15 Year--3.7%
578,969	Pool E98632, 5.00%, 8/1/2018	568,910
1,145,717	Pool G11536, 4.50%, 4/1/2014	1,113,422
124,000	Pool TBA, 5.00%, 9/1/2020	121,442

	Total	1,803,774

	(3) Federal Home Loan Mortgage Corporation 30 Year--6.0%
$734,590	Pool A23881, 6.50%, 6/1/2034	$748,639
1,213,265	Pool G08003, 6.00%, 7/1/2034	1,218,800
100,000	Pool TBA, 5.00%, 9/1/2036	95,969
859,000	Pool TBA, 5.50%, 9/1/2036	844,504

	Total	2,907,912

	(3) Federal National Mortgage Association 15 Year--7.8%
82,570	6.00%, 12/1/2020	83,594
940,771	Pool 831124, 5.00%, 11/1/2020	923,955
367,280	Pool 848931, 6.00%, 1/1/2021	371,721
541,431	Pool 850142, 5.50%, 1/1/2021	540,889
1,980,000	Pool TBA, 4.50%, 9/1/2021	1,904,512

	Total	3,824,671

	(3) Federal National Mortgage Association 30 Year--19.1%
1,279,259	Pool 725946, 5.50%, 11/1/2034	1,259,990
1,894	Pool 76204, 11.00%, 6/1/2019	1,976
1,422,933	Pool 797659, 5.00%, 9/1/2035	1,365,749
2,298,168	Pool 817423, 5.50%, 8/1/2035	2,259,243
430,540	Pool 825461, 6.00%, 6/1/2035	431,644
428,035	Pool 830762, 5.00%, 8/1/2035	410,833
945,272	Pool 830766, 5.00%, 8/1/2035	907,284
940,538	Pool 832443, 5.00%, 9/1/2035	902,740
2,746	Pool 85131, 11.00%, 5/1/2017	2,962
742,110	Pool 868935, 5.50%, 5/1/2036	729,077
898,000	Pool TBA, 6.00%, 9/1/2036	899,403
138,000	Pool TBA, 6.50%, 9/1/2036	140,156

	Total	9,311,057

	(3) Government National Mortgage Association 15 Year--0.1%
57,366	Pool 420153, 7.00%, 9/15/2010	58,393

	(3) Government National Mortgage Association 30 Year--4.3%
5,396	Pool 147875, 10.00%, 3/15/2016	5,771
19,622	Pool 168511, 8.00%, 7/15/2016	20,507
2,167	Pool 174673, 8.00%, 8/15/2016	2,248
7,022	Pool 177145, 8.00%, 1/15/2017	7,339
306	Pool 188080, 8.00%, 9/15/2018	321
4,129	Pool 212660, 8.00%, 4/15/2017	4,324
21,516	Pool 216950, 8.00%, 6/15/2017	22,533
3,431	Pool 217533, 8.00%, 5/15/2017	3,547
$2,377	Pool 253449, 10.00%, 10/15/2018	$2,563
5,469	Pool 279619, 10.00%, 9/15/2019	5,945
3,500	Pool 288967, 9.00%, 4/15/2020	3,771
1,485	Pool 289082, 9.00%, 4/15/2020	1,538
5,892	Pool 291100, 9.00%, 5/15/2020	6,339
19,771	Pool 302101, 7.00%, 6/15/2024	20,499
28,472	Pool 345031, 7.00%, 10/15/2023	29,521
34,206	Pool 345090, 7.00%, 11/15/2023	35,434
22,962	Pool 360772, 7.00%, 2/15/2024	23,808
12,096	Pool 404653, 7.00%, 9/15/2025	12,524
25,641	Pool 408884, 7.00%, 9/15/2025	26,552
25,495	Pool 410108, 7.00%, 9/15/2025	26,397
92,388	Pool 415427, 7.50%, 8/15/2025	96,272
21,966	Pool 415865, 7.00%, 9/15/2025	22,743
83,601	Pool 418781, 7.00%, 9/15/2025	86,572
57,947	Pool 420157, 7.00%, 10/15/2025	60,026
204,097	Pool 532641, 7.00%, 12/15/2030	211,140
752,032	Pool 615486, 5.50%, 7/15/2034	746,251
233,553	Pool 780717, 7.00%, 2/15/2028	241,733
134,000	Pool TBA, 5.00%, 9/15/2035	130,022
228,000	Pool TBA, 6.00%, 9/15/2033	230,351

	Total	2,086,591

	TOTAL MORTGAGE-BACKED SECURITIES (identified cost $20,226,193)	19,992,398

Principal Amount or Shares		Value
	U.S. TREASURY--12.5%
	U.S. Treasury Bonds--5.2%
$305,000	4.50%, 2/15/2036	$287,034
1,055,000	5.25%, 2/15/2029	1,100,002
151,000	5.375%, 2/15/2031	160,650
813,000	6.50%, 11/15/2026	972,551

	Total	2,520,237

	U.S. Treasury Notes--7.3%
245,000	3.75%, 3/31/2007	243,067
97,000	4.25%, 11/15/2013	94,196
1,979,000	4.375%, 11/15/2008	1,963,230
12,000	4.375%, 12/15/2010	11,850
163,000	4.625%, 3/31/2008	162,414
670,000	4.875%, 8/15/2009	673,036
99,000	4.875%, 8/15/2016	100,114
314,000	5.00%, 7/31/2008	315,178

	Total	3,563,085

	TOTAL U.S. TREASURY (identified cost $6,050,786)	6,083,322

	MUTUAL FUND--0.7%
319,829	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	319,829

	TOTAL INVESTMENTS--108.4% (identified cost $53,135,232)	52,804,431

	OTHER ASSETS AND LIABILITIES--NET--(8.4)%	(4,074,802)

	TOTAL NET ASSETS--100%	$48,729,629

Portfolio of Investments Summary Table

U.S. GOVERNMENT INCOME FUND

At August 31, 2006, the Fund's portfolio composition(1) was as follows:

Security Type	Percentage of Total Net Assets

U.S. Government Agency Mortgage-Backed Securities	50.7%
U.S. Government Agency Securities	23.8%
U.S. Treasury Notes	21.4%
Collateralized Mortgage Obligations	9.6%
Cash Equivalents(2)	0.2%
Other Assets and Liabilities--Net(3)	(5.7)%

TOTAL	100.0%

(1) See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

(2) Cash Equivalents include any investments in money market mutual funds.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value

	LONG-TERM OBLIGATIONS--105.5%
	COLLATERALIZED MORTGAGE OBLIGATIONS--9.6%
$1,000,000	Banc of America Commercial Mortgage 2000-2, 4.161%, 12/10/2042	$966,875
1,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2, 1.00%, 1/15/2046	992,891
1,000,000	GE Capital Commercial Mortgage Corp. 2005-C1, 4.353%, 6/10/2048	970,469
2,500,000	Merrill Lynch Mortgage Investors, Inc., 6.720%, 11/15/2026	2,599,412
2,000,000	Morgan Stanley Capital I 2005-HQ6, 4.989%, 8/13/2042	1,935,782
1,000,000	Morgan Stanley Capital Trust I 2006-HQ9, 5.731%, 7/20/2044	1,020,345

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	8,485,774

	GOVERNMENT AGENCIES--20.1%
	Federal Home Loan Bank System--2.0%
92,000	4.000%, 12/15/2009	89,354
180,000	4.375%, 9/17/2010	176,106
1,500,000	5.800%, 9/2/2008	1,519,816

	Total	1,785,276

	Federal Home Loan Mortgage Corporation--8.5%
1,229,000	3.875%, 6/15/2008	1,204,275
2,770,000	4.000%, 8/17/2007	2,737,418
117,000	4.375%, 7/17/2015	111,259
1,000,000	4.500%, 12/16/2010	978,087
1,455,000	4.875%, 2/17/2009	1,451,022
750,000	5.125%, 4/18/2011	753,633
231,000	5.125%, 7/15/2012	232,025
91,000	5.150%, 9/20/2006	90,753

	Total	7,558,472

	Federal National Mortgage Association--9.6%
215,000	4.125%, 5/15/2010	208,840
525,000	4.125%, 4/15/2014	494,364
525,000	4.250%, 8/15/2010	511,446
298,000	4.625%, 10/15/2014	289,711
29,000	5.000%, 3/15/2016	28,833
$1,392,000	5.130% - 5.150%, 9/18/2006	$1,388,616
3,775,000	5.140% - 5.210%, 9/13/2006	3,768,493
520,000	5.375%, 11/15/2011	528,486
718,000	6.000%, 5/15/2011	748,143
500,000	6.375%, 6/15/2009	518,051

	Total	8,484,983

	TOTAL GOVERNMENT AGENCIES	17,828,731

	GOVERNMENTS/AGENCIES--3.7%
	Supranational--3.7%
3,281,000	5.110%, 9/15/2006	3,274,480

	MORTGAGE-BACKED SECURITIES--50.7%
	(3) Federal Home Loan Mortgage Corporation 15 Year--4.8%
1,546,717	4.500%, 4/1/2014	1,503,119
165,813	4.500%, 10/1/2020	159,512
240,000	4.500%, 9/1/2021	230,625
677,988	5.000%, 12/1/2019	665,360
425,000	5.000%, 9/1/2021	416,234
990,022	5.500%, 7/1/2021	986,743
315,000	6.000%, 9/1/2021	318,396

	Total	4,279,989

	(3) Federal Home Loan Mortgage Corporation 30 Year--13.5%
169,999	5.000%, 4/1/2035	163,274
996,072	5.000%, 5/1/2036	956,042
2,483,345	5.000%, 6/1/2036	2,383,546
990,247	5.000%, 6/1/2036	951,070
338,318	5.500%, 1/1/2036	332,905
2,351,314	5.500%, 5/1/2036	2,312,223
107,206	5.500%, 5/1/2036	105,424
940,000	5.500%, 8/1/2036	924,372
730,000	5.500%, 9/1/2036	717,681
22,561	6.000%, 11/1/2006	22,576
606,632	6.000%, 7/1/2034	609,400
1,097,868	6.000%, 6/1/2036	1,100,476
825,000	6.000%, 9/1/2036	826,547
498,818	6.500%, 6/1/2036	506,955
47,486	8.750%, 2/1/2017	50,170
3,110	9.000%, 6/1/2016	3,287
$87	9.000%, 9/1/2016	$91
426	9.000%, 10/1/2016	451
3,996	9.000%, 1/1/2017	4,223
11,276	10.000%, 6/1/2018	12,194

	Total	11,982,907

	(3) Federal National Mortgage Association 15 Year--6.8%
708,696	4.000%, 10/1/2020	667,371
34,791	4.500%, 6/1/2020	33,506
283,257	4.500%, 6/1/2020	272,794
168,943	4.500%, 6/1/2020	162,703
64,741	4.500%, 7/1/2020	62,349
447,000	4.500%, 9/1/2021	429,958
109,079	5.000%, 6/1/2018	107,299
632,604	5.000%, 12/1/2018	622,087
80,456	5.000%, 1/1/2019	79,119
125,186	5.000%, 4/1/2019	123,027
119,548	5.000%, 7/1/2019	117,411
86,845	5.000%, 11/1/2019	85,292
114,589	5.000%, 4/1/2020	112,541
70,554	5.000%, 5/1/2020	69,293
615,345	5.000%, 5/1/2020	604,346
155,714	5.500%, 10/1/2016	155,947
142,796	5.500%, 2/1/2017	143,010
188,317	5.500%, 10/1/2017	188,482
105,312	5.500%, 12/1/2017	105,404
120,822	5.500%, 3/1/2018	120,928
151,543	5.500%, 1/1/2019	151,675
82,497	5.500%, 7/1/2021	82,259
489,277	5.500%, 12/1/2035	480,990
479,354	6.000%, 5/1/2016	485,630
496,424	6.000%, 6/1/2021	502,428
30,606	7.000%, 8/1/2012	31,479

	Total	5,997,328

	(3) Federal National Mortgage Association 30 Year--20.4%
848,789	4.500%, 9/1/2035	791,867
107,909	5.000%, 4/1/2009	106,718
716,016	5.000%, 3/1/2034	689,703
$1,125,265	5.000%, 5/1/2035	$1,080,044
111,913	5.000%, 6/1/2035	107,415
947,032	5.000%, 6/1/2035	908,973
744,791	5.000%, 7/1/2035	714,859
95,079	5.000%, 7/1/2035	91,258
481,947	5.000%, 12/1/2035	462,578
1,889,000	5.000%, 9/1/2036	1,811,669
2,224,143	5.500%, 6/1/2033	2,194,117
1,049,647	5.500%, 10/1/2034	1,033,837
1,206,282	5.500%, 2/1/2035	1,185,850
1,147,070	5.500%, 5/1/2035	1,127,642
864,412	5.500%, 6/1/2035	849,771
683,327	5.500%, 6/1/2035	671,753
1,179,480	6.000%, 8/1/2034	1,185,819
958,671	6.000%, 4/1/2035	963,824
440,000	6.000%, 8/1/2036	440,853
425,000	6.000%, 9/1/2036	425,664
59,676	6.500%, 1/1/2008	59,903
573,965	6.500%, 3/1/2034	583,866
385,756	6.500%, 3/1/2035	392,169
100,418	7.000%, 12/1/2031	103,299
124,903	7.500%, 7/1/2031	129,072
15,912	9.500%, 8/1/2020	17,178

	Total	18,129,701

	(3) Government National Mortgage Association 15 Year--0.4%
18,819	6.500%, 2/15/2017	19,214
316,846	7.000%, 12/15/2008	320,250
4,491	7.000%, 11/15/2009	4,572
27,939	7.000%, 9/15/2010	28,439

	Total	372,475

	(3) Government National Mortgage Association 30 Year--4.8%
883,222	5.000%, 7/15/2035	857,112
1,357,459	5.500%, 7/15/2034	1,347,023
40,000	5.500%, 9/1/2036	39,675
36,813	6.000%, 8/15/2034	37,236
561,132	6.000%, 8/15/2034	567,585
50,000	6.000%, 9/1/2036	50,516
97,176	6.500%, 4/15/2029	99,815
200,793	7.000%, 9/15/2023	207,997
155,339	7.000%, 6/20/2030	160,312
84,839	7.000%, 2/15/2032	87,752
$82,080	7.000%, 3/15/2032	$84,885
46,373	7.500%, 10/15/2022	48,381
41,917	7.500%, 3/15/2026	43,679
81,397	7.500%, 9/15/2026	84,793
37,619	7.500%, 11/20/2029	38,993
47,342	7.500%, 12/20/2029	49,070
33,745	7.500%, 12/20/2030	34,966
73,539	8.000%, 1/15/2022	77,614
62,192	8.000%, 4/15/2022	65,794
54,245	8.000%, 8/15/2022	57,386
49,405	8.000%, 10/15/2029	52,173
25,599	8.000%, 1/20/2030	26,977
31,609	8.000%, 2/20/2030	33,301
35,542	8.000%, 3/20/2030	37,445
13,541	8.500%, 2/20/2025	14,395
17,742	9.000%, 2/15/2020	19,072
18,549	9.500%, 6/15/2020	20,128

	Total	4,244,075

	TOTAL MORTGAGE-BACKED SECURITIES	45,006,475

Principal Amount or Shares		Value
	U.S. TREASURY--21.4%
	U.S. Treasury Notes--21.4%
$2,219,000	2.750%, 8/15/2007	$2,172,713
2,750,000	3.000%, 2/15/2008	2,678,672
1,295,000	3.250%, 1/15/2009	1,252,508
1,745,000	4.250%, 10/31/2007	1,731,367
235,000	4.250%, 1/15/2011	230,814
1,035,000	4.375%, 11/15/2008	1,026,752
213,000	4.500%, 11/15/2015	209,139
804,000	4.750%, 11/15/2008	804,000
160,000	4.875%, 5/31/2008	160,125
581,000	4.875%, 8/15/2009	583,633
891,000	4.875%, 4/30/2011	897,126
300,000	4.875%, 5/31/2011	302,109
2,430,000	4.875%, 7/31/2011	2,448,225
519,000	4.875%, 8/15/2016	524,839
735,000	5.000%, 7/31/2008	737,756
115,000	6.000%, 8/15/2009	119,043
2,804,000	6.500%, 2/15/2010	2,961,725
200,000	6.625%, 5/15/2007	202,078

	TOTAL U.S. TREASURY	19,042,624

	TOTAL LONG-TERM OBLIGATIONS (identified cost $93,996,129)	93,638,084

	MUTUAL FUND--0.2%
153,476	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	153,476

	TOTAL INVESTMENTS--105.7% (identified cost $94,149,605)	93,791,560

	OTHER ASSETS AND LIABILITIES--NET--(5.7)%	(5,081,684)

	TOTAL NET ASSETS--100%	$88,709,876

Portfolio of Investments Summary Table

CASH RESERVE FUND

At August 31, 2006, the Fund's portfolio composition(1) was as follows:

Security Type	Percentage of Total Net Assets

Commercial Paper	69.5%
U.S. Government Agency Securities	5.5%
Cash Equivalents(2)	25.1%
Other Assets and Liabilities--Net(3)	(0.1)%

TOTAL	100.0%

(1) See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

(2) Cash Equivalents include any investments in money market mutual funds and overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

CASH RESERVE FUND

Principal Amount		Value

	(4) COMMERCIAL PAPER--69.5%
	Consumer Durables--4.4%
$8,000,000	Toyota Motor Credit Corp., 5.340%, 11/14/2006	$7,913,338

	Energy Minerals--4.4%
8,000,000	Chevron Oil Finance Co., (Guaranteed by Chevron Corp.), 5.256%, 10/20/2006	7,943,269

	Finance--56.3%
8,000,000	American Express Co., 5.292%, 10/4/2006	7,961,500
8,000,000	American General Investment Corp., (Guaranteed by American General Corp.), 5.286%, 9/25/2006	7,972,000
5,000,000	Cargill Financial Services, 5.270%, 9/1/2006	5,000,000
8,000,000	CIT Group, Inc., 5.436%, 10/6/2006	7,958,233
8,200,000	Citicorp, 5.326%, 12/1/2006	8,091,179
8,400,000	General Electric Capital Corp., 5.331%, 11/27/2006	8,293,222
8,000,000	HSBC Finance Corp., 5.298%, 10/16/2006	7,947,500
8,000,000	Jupiter Securitization Company LLC, 5.281%, 9/27/2006	7,969,609
8,000,000	Prudential Funding Corp., 5.271%, 9/19/2006	7,979,040
8,500,000	Rabobank USA Financial Corp., 5.413%, 10/5/2006	8,457,132
8,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 5.351%, 11/13/2006	7,914,347
8,000,000	Three Rivers Funding Corp., 5.275%, 9/18/2006	7,980,167
8,000,000	Wells Fargo & Co., 5.285%, 9/29/2006	7,967,333

	Total	101,491,262

Principal Amount or Shares		Value
	Utilities--4.4%
$8,000,000	BellSouth Telecommunications, Inc., 5.282%, 10/2/2006	$7,963,902

	TOTAL COMMERCIAL PAPER	125,311,771

	(5) GOVERNMENT AGENCIES--5.5%
	Finance--5.5%
5,000,000	Federal National Mortgage Association, 2.625%, 11/15/2006	4,974,339
5,000,000	Federal National Mortgage Association, 3.000%, 11/22/2006	4,975,875

	TOTAL GOVERNMENT AGENCIES	9,950,214

	MUTUAL FUND--3.0%
5,489,483	Fidelity Institutional Cash Treasury Money Market Fund	5,489,483

	REPURCHASE AGREEMENT--22.1%
$39,743,000	Interest in $39,743,000 repurchase agreement 5.22%, dated 8/31/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Government Agency security with a maturity of 2/15/2011 for $39,748,763 on 9/1/2006. The market value of the underlying security at the end of the period was 40,540,520.	39,743,000

	TOTAL INVESTMENTS--100.1% (at amortized cost)	180,494,468

	OTHER ASSETS AND LIABILITIES--NET--(0.1)%	(263,585)

	TOTAL NET ASSETS--100%	$180,230,883

Portfolio of Investments Summary Table

U.S. TREASURY MONEY MARKET FUND

At August 31, 2006, the Fund's portfolio composition(1) was as follows:

Security Type	Percentage of Total Net Assets

U.S. Treasury Securities	57.4%
Cash Equivalents(2)	42.6%
Other Assets and Liabilities--Net(3)	0.0%

TOTAL	100.0%

(1) See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

(2) Cash Equivalents include any investments in money market mutual funds and overnight repurchase agreements.

(3) Assets other than investments in securities, less liabilities. See Statements of Assets and Liabilities. Represents less than 0.0%.

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value

	U.S. TREASURY--57.4%
	(5) U.S. Treasury Bills--25.6%
$10,000,000	5.045%, 9/7/2006	$9,991,592
30,000,000	5.083%, 9/14/2006	29,944,934

	Total	39,936,526

	U.S. Treasury Notes--31.8%
40,000,000	2.625%, 11/15/2006	39,799,221
10,000,000	2.875%, 11/30/2006	9,943,685

	Total	49,742,906

	TOTAL U.S. TREASURY	89,679,432

	MUTUAL FUND--3.1%
4,842,876	Fidelity Institutional Cash Treasury Money Market Fund	4,842,876

	REPURCHASE AGREEMENTS--39.5%
$35,000,000	Interest in $35,000,000 repurchase agreement 5.15%, dated 8/31/2006 under which Goldman Sachs will repurchase a U.S. Treasury security with a maturity of 11/15/2028 for $35,005,007 on 9/1/2006. The market value of the underlying security at the end of the period was $35,702,940.	$35,000,000
26,817,000	Interest in $26,817,000 repurchase agreement 5.17%, dated 8/31/2006 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security with a maturity of 11/15/2024 for $26,820,851 on 9/1/2006. The market value of the underlying security at the end of the period was $27,354,946.	26,817,000

	TOTAL REPURCHASE AGREEMENTS	61,817,000

	TOTAL INVESTMENTS--100% (at amortized cost)	156,339,308

	OTHER ASSETS AND LIABILITIES--NET--0.0%	(21,419)

	TOTAL NET ASSETS--100%	$156,317,889

Notes to Portfolios of Investments

Capital One Funds

August 31, 2006

(1) Non-income producing.

(2) Securities that are subject to the federal alternative minimum tax (AMT) represent 1.5% of the Louisiana Municipal Income Fund's portfolio as calculated based upon total market value (percentage is unaudited).

(3) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(4) Rate shown represents yield to maturity.

(5) These issues show the rate of discount at time of purchase.

The following abbreviations are used in these portfolios:

AMBAC --American Municipal Bond Assurance Corporation

COL --Collateralized

FGIC --Financial Guaranty Insurance Company

FNMA --Federal National Mortgage Association

FSA --Financial Security Assurance

GNMA --Government National Mortgage Association

GO --General Obligation

GTD --Guaranteed

HFA --Housing Finance Authority

IDB --Industrial Development Bond

INS --Insured

LT --Limited Tax

PFA --Public Facility Authority

SFM --Single Family Mortgage

UT --Unlimited Tax

Percentages listed on Capital Appreciation Fund's and Mid Cap Equity Fund's Portfolio of Investments beneath the heading "Common Stocks," represent the percentage of the respective portfolio invested in the identified economic sectors.

	For Federal Tax Purposes
Capital One Funds	Cost of Investments	Total Net Assets*

Capital Appreciation Fund	$165,676,574	$230,723,713
Louisiana Municipal Income Fund	61,164,391	62,995,235
Mid Cap Equity Fund	116,023,159	136,358,922
Total Return Bond Fund	53,170,415	48,729,629
U.S. Government Income Fund	94,097,796	88,709,876
Cash Reserve Fund	180,494,468	180,230,883
U.S. Treasury Money Market Fund	156,339,308	156,317,889

* The categories of investments are shown as a percentage of total net assets at August 31, 2006.

(See Notes which are an integral part of the Financial Statements)

Statements of Assets and Liabilities

Capital One Funds

August 31, 2006

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$ --	$ --	$ --
Investments in securities	230,336,065	62,488,804	136,823,645

Total investments in securities, at value	230,336,065	62,488,804	136,823,645
Cash	--	--	--
Income receivable	510,950	873,849	156,440
Receivable for investments sold	--	--	--
Receivable for shares sold	11,998	--	26,494

Total assets	230,859,013	63,362,653	137,006,579

Liabilities:
Payable for investments purchased	--	--	--
Payable for shares redeemed	29,596	192,953	570,768
Income distribution payable	--	120,052	--
Payable for transfer and dividend disbursing agent fees and expenses	28,220	17,321	23,298
Payable for Directors'/Trustees' fees	--	--	--
Payable for portfolio accounting fees (Note 5)	19,743	17,655	18,381
Payable for distribution services fee (Note 5)	52,341	9,394	30,470
Payable for shareholder services fee (Note 5)	1,325	564	879
Accrued expenses	4,075	9,479	3,861

Total liabilities	135,300	367,418	647,657

Net Assets Consist of:
Paid-in capital	137,230,082	61,476,807	100,817,408
Net unrealized appreciation (depreciation) of investments	64,659,491	1,308,647	20,830,277
Accumulated net realized gain (loss) on investments	28,486,682	198,671	14,687,094
Undistributed net investment income	347,458	11,110	24,143

Total Net Assets	$ 230,723,713	$ 62,995,235	$ 136,358,922

Net Assets:	$ 224,575,830(1)	$ 60,323,582(1)	$ 132,247,322(1)

	$ 6,147,883(2)	2,671,653(2)	$ 4,111,600(2)

Shares Outstanding, No Par Value, Unlimited Shares Authorized:	11,753,966(1)	5,608,143(1)	7,470,085(1)

	341,771(2)	248,175(2)	247,320(2)

Total Shares Outstanding	12,095,737	5,856,318	7,717,405

Net Asset Value Per Share	$ 19.11(1)	$ 10.76(1)	$ 17.70(1)

	$ 17.99(2)	$ 10.77(2)	$ 16.62(2)

Offering Price Per Share*	$ 20.01(1)***	$ 11.09(1)****	$ 18.53(1)***

	$ 17.99(2)	$ 10.77(2)	$ 16.62(2)

Redemption Proceeds Per Share**	$ 19.11(1)	$ 10.76(1)	$ 17.70(1)

	$ 17.00(2)*****	$ 10.18(2)*****	$ 15.71(2)*****

Investments, at identified cost	$ 165,676,574	$ 61,180,157	$ 115,993,368

(1) Represents Class A Shares.

(2) Represents Class B Shares.

* See "What Do Shares Cost" in the Prospectus.

** See "How to Redeem and Exchange Shares" in the Prospectus.

*** Computation of Offering Price: 100/95.50 of net asset value.

**** Computation of Offering Price: 100/97 of net asset value.

***** Computation of Redemption Proceeds: 94.50/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ --	$ --	$ 39,743,000	$ 61,817,000
52,804,431	93,791,560	140,751,468	94,522,308

52,804,431	93,791,560	180,494,468	156,339,308
57	10	50	198
379,493	482,614	113,339	414,526
--	968,348	--	--
421	271	275,181	533,309

53,184,402	95,242,803	180,883,038	157,287,341

4,363,828	6,250,479	--	--
1,511	1,488	288,833	524,145
53,222	226,707	295,233	407,273
4,563	12,705	34,600	16,676
--	--	--	617
6,621	15,691	18,409	9,054
10,343	11,262	14,803	--
--	--	84	--
14,685	14,595	193	11,687

4,454,773	6,532,927	652,155	969,452

51,891,546	90,642,852	180,341,838	156,318,410
(330,801)	(358,045)	--	--
(2,866,598)	(1,598,538)	(112,189)	(34,159)
35,482	23,607	1,234	33,638

$ 48,729,629	$ 88,709,876	$ 180,230,883	$ 156,317,889

$ 48,729,629	$ 88,709,876	$ 179,835,728(1)	$ 156,317,889

--	--	$ 395,155(2)	--

5,194,440	9,036,768	179,945,332(1)	156,318,419

--	--	396,506(2)	--

5,194,440	9,036,768	180,341,838	156,318,419

$ 9.38	$ 9.82	$ 1.00(1)	$ 1.00

$ --	$ --	$ 1.00(2)	$ --

$ 9.67 ****	$ 10.12 ****	$ 1.00(1)	$ 1.00

$ --	$ --	$ 1.00(2)	$ --

$ 9.38	$ 9.82	$ 1.00(1)	$ 1.00

$ --	$ --	$ 0.95(2)*****	$ --

$ 53,135,232	$ 94,149,605	$ 180,494,468	$ 156,339,308

Statements of Operations

Capital One Funds

August 31, 2006

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Investment Income:
Dividends	$ 4,347,446	$ --	$ 1,804,801(1)
Interest	127,375	3,099,220	137,469

Total income	4,474,821	3,099,220	1,942,270

Expenses:
Investment adviser fee (Note 5)	1,844,059	316,660	1,015,975
Administrative personnel and services fee (Note 5)	224,224	64,484	123,080
Custodian fees (Note 5)	54,175	17,592	32,093
Transfer and dividend disbursing agent fees and expenses	89,187	56,946	76,584
Directors'/Trustees' fees	22,865	7,269	12,039
Auditing fees	25,082	17,107	18,711
Legal fees	13,811	13,897	11,623
Portfolio accounting fees (Note 5)	88,954	71,425	68,614
Distribution services fee (Note 5)	653,353(2)	190,209(3)	361,687 (4)
Shareholder services fee (Note 5)	19,446 (6)	7,233 (6)	11,557 (6)
Share registration costs	26,972	24,860	26,841
Printing and postage	13,821	7,687	7,718
Insurance premiums	16,847	9,163	10,904
Miscellaneous	30,341	11,677	20,773

Total expenses	3,123,137	816,209	1,798,199

Waivers (Note 5):
Waiver of investment adviser fee	--	(185,464)	--
Waiver of distribution services fee	--	(67,470)(7)	--

Total waivers	--	(252,934)	--

Net expenses	3,123,137	563,275	1,798,199

Net investment income	1,351,684	2,535,945	144,071

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	30,490,643	182,428	15,840,769
Net change in unrealized appreciation (depreciation) of investments	(15,302,059)	(1,445,201)	(9,722,533)

Net realized and unrealized gain (loss) on investments	15,188,584	(1,262,773)	6,118,236

Change in net assets resulting from operations	$ 16,540,268	$ 1,273,172	$ 6,262,307

(1) Net of foreign taxes withheld of $1,382.

(2) Represents distribution services fee of $595,015 and $58,338, for Class A Shares and Class B Shares, respectively.

(3) Represents distribution services fee of $168,511 and $21,698, for Class A Shares and Class B Shares, respectively.

(4) Represents distribution services fee of $327,016 and $34,671, for Class A Shares and Class B Shares, respectively.

(5) Represents distribution services fee of $447,287 and $2,957 for Class A Shares and Class B Shares, respectively.

(6) Represents shareholder services fee for Class B Shares.

(7) Represents distribution services fee waiver for Class A Shares.

(8) Represents distribution services fee waiver of $268,266 and $2,957 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ --	$ --	$ --	$ --
2,672,350	3,929,419	8,179,998	6,973,848

2,672,350	3,929,419	8,179,998	6,973,848

269,107	336,467	716,953	665,833
46,617	67,969	161,047	154,139
14,999	18,693	40,848	38,292
30,405	36,020	129,272	63,839
4,906	6,749	11,306	18,353
15,867	18,802	20,855	21,589
12,203	16,018	14,265	11,234
51,987	66,548	65,567	44,979
127,446	187,201	450,244 (5)	--
--	--	989 (6)	--
16,857	19,719	30,311	21,555
5,581	7,002	13,476	19,048
8,058	9,903	12,250	13,661
--	11,269	13,153	11,218

604,033	802,360	1,680,536	1,083,740

(140,054)	(180,281)	(469,914)	(54,727)
--	(74,770)	(271,223)(8)	--

(140,054)	(255,051)	(741,137)	(54,727)

463,979	547,309	939,399	1,029,013

2,208,371	3,382,110	7,240,599	5,944,835

(766,233)	(1,406,693)	(62,946)	(33,766)
(1,295,950)	(205,095)	--	--

(2,062,183)	(1,611,788)	(62,946)	(33,766)

$ 146,188	$ 1,770,322	$ 7,177,653	$ 5,911,069

Statements of Changes in Net Assets

Capital One Funds

August 31, 2006

	Capital Appreciation Fund		Louisiana Municipal Income Fund

	Year Ended August 31, 2006	Year Ended August 31, 2005	Year Ended August 31, 2006	Year Ended August 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$ 1,351,684	$ 1,699,665	$ 2,535,945	$ 3,194,766
Net realized gain (loss) on investments	30,490,643	24,795,577	182,428	2,316,326
Net change in unrealized appreciation (depreciation) on investments	(15,302,059)	5,777,075	(1,445,201)	(2,752,612)

Change in net assets resulting from operations	16,540,268	32,272,317	1,273,172	2,758,480

Distributions to Shareholders:
Distributions from net investment income	(1,059,278)(1)	(1,968,218)(1)	(2,571,933)(4)	(3,221,806)(6)
Distributions from net realized gain on investments	(19,195,912)(2)	(15,427,956)(3)	(2,174,360)(5)	(242,663)(7)

Change in net assets from distributions to shareholders	(20,255,190)	(17,396,174)	(4,746,293)	(3,464,469)

Share Transactions:
Proceeds from sale of shares	18,192,466	28,035,553	4,410,181	6,523,336
Net asset value of shares issued to shareholders in payment of distributions declared	15,131,260	12,553,314	2,536,213	1,221,597
Cost of shares redeemed	(48,259,160)	(57,942,992)	(19,117,948)	(10,256,224)

Change in net assets from share transactions	(14,935,434)	(17,354,125)	(12,171,554)	(2,511,291)

Change in net assets	(18,650,356)	(2,477,982)	(15,644,675)	(3,217,280)
Net Assets:
Beginning of period	249,374,069	251,852,051	78,639,910	81,857,190

End of period	$ 230,723,713	$ 249,374,069	$ 62,995,235	$ 78,639,910

Undistributed net investment income included in net assets at end of period	$ 347,458	$ 64,490	$ 11,110	$ 52,754

(1) Represents income distributions for Class A Shares.

(2) Represents gain distributions of $18,491,565 and $704,347 for Class A Shares and Class B Shares, respectively.

(3) Represents gain distributions of $14,699,925 and $728,031 for Class A Shares and Class B Shares, respectively.

(4) Represents income distributions of $2,489,284 and $82,649 for Class A Shares and Class B Shares, respectively.

(5) Represents gain distributions of $2,083,572 and $90,788 for Class A Shares and Class B Shares, respectively.

(6) Represents income distributions of $3,111,074 and $110,732 for Class A Shares and Class B Shares, respectively.

(7) Represents gain distributions of $232,355 and $10,308 for Class A Shares and Class B Shares, respectively.

(8) Represents gain distributions of $5,612,365 and $218,240 for Class A Shares and Class B Shares, respectively.

(9) Represents gain distributions of $4,092,304 and $220,414 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Year Ended August 31, 2006	Year Ended August 31, 2005	Year Ended August 31, 2006	Year Ended August 31, 2005	Year Ended August 31, 2006	Year Ended August 31, 2005

$ 144,071	$ 179,443	$ 2,208,371	$ 2,104,249	$ 3,382,110	$ 2,805,435
15,840,769	4,796,529	(766,233)	995,265	(1,406,693)	2,586,778
(9,722,533)	20,942,844	(1,295,950)	(1,324,572)	(205,095)	(3,795,326)

6,262,307	25,918,816	146,188	1,774,942	1,770,322	1,596,887

(299,371)(1)	--	(2,312,132)	(2,380,765)	(3,376,027)	(3,279,672)
(5,830,605)(8)	(4,312,718)(9)	--	--	--	--

(6,129,976)	(4,312,718)	(2,312,132)	(2,380,765)	(3,376,027)	(3,279,672)

27,795,912	53,270,556	5,516,561	11,370,453	32,336,741	8,899,103
4,212,723	3,495,222	1,618,317	1,785,999	1,100,471	1,077,899
(24,131,196)	(29,126,480)	(9,558,455)	(11,188,628)	(14,816,670)	(18,830,444)

7,877,439	27,639,298	(2,423,577)	1,967,824	18,620,542	(8,853,442)

8,009,770	49,245,396	(4,589,521)	1,362,001	17,014,837	(10,536,227)

128,349,152	79,103,756	53,319,150	51,957,149	71,695,039	82,231,266

$ 136,358,922	$ 128,349,152	$ 48,729,629	$ 53,319,150	$ 88,709,876	$ 71,695,039

$ 24,143	$ 179,443	$ 35,482	$ 49,569	$ 23,607	$ 96,187

Statements of Changes in Net Assets (continued)

Capital One Funds

August 31, 2006

	Cash Reserve Fund		U.S. Treasury Money Market Fund
	Year Ended August 31, 2006	Year Ended August 31, 2005	Year Ended August 31, 2006	Year Ended August 31, 2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 7,240,599	$ 2,652,085	$ 5,944,835	$ 2,806,348
Net realized loss on investments	(62,946)	(614)	(33,766)	--

Change in net assets resulting from operations	7,177,653	2,651,471	5,911,069	2,806,348

Distributions to Shareholders:
Distributions from net investment income	(7,239,594)(1)	(2,651,462)(2)	(5,912,942)	(2,804,815)

Share Transactions:
Proceeds from sale of shares	417,351,463	283,720,645	968,660,552	5,465,772,446
Net asset value of shares issued to shareholders in payment of distributions declared	3,940,554	1,144,073	1,750,792	634,739
Cost of shares redeemed	(375,742,312)	(317,154,467)	(1,018,118,120)	(5,414,646,676)

Change in net assets from share transactions	45,549,705	(32,289,749)	(47,706,776)	51,760,509

Change in net assets	45,487,764	(32,289,740)	(47,708,649)	51,762,042
Net Assets:
Beginning of period	134,743,119	167,032,859	204,026,538	152,264,496

End of period	$ 180,230,883	$ 134,743,119	$ 156,317,889	$ 204,026,538

Undistributed net investment income included in net assets at end of period	$ 1,234	$ 229	$ 33,638	$ 1,745

(1) Represents income distributions of $7,224,338 and $15,256 for Class A Shares and Class B Shares, respectively.

(2) Represents income distributions of $2,644,626 and $6,836 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Combined Notes to Financial Statements

Capital One Funds

August 31, 2006

(1) ORGANIZATION

Capital One Funds (formerly, Hibernia Funds) (the "Trust"), organized as a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund," or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
Capital One Capital Appreciation Fund ("Capital Appreciation Fund")	diversified	provide growth of capital and income
Capital One Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")	non-diversified	provide current income which is generally exempt from federal regular income tax and personal income taxes imposed by the state of Louisiana
Capital One Mid Cap Equity Fund ("Mid Cap Equity Fund")	diversified	total return
Capital One Total Return Bond Fund ("Total Return Bond Fund")	diversified	maximize total return
Capital One U.S. Government Income Fund ("U.S. Government Income Fund")	diversified	provide current income
Capital One Cash Reserve Fund ("Cash Reserve Fund")	diversified	provide current income consistent with stability of principal
Capital One U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	diversified	provide current income consistent with stability of principal and liquidity

The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund offer two classes of shares: Class A Shares and Class B Shares. All shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund have equal rights with respect to voting, except on class-specific matters.

On April 24, 2006, the Trust changed its name to the Capital One Funds, the adviser changed its name to Capital One Asset Management, LLC, and the custodian changed its name to Capital One National Association.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Total Return Bond Fund and U.S. Government Income Fund generally value fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange, if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund generally value short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Fixed income and short-term security prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements--It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly for Cash Reserve Fund and U.S. Treasury Money Market Fund. Distributions of net investment income are declared and paid quarterly for Capital Appreciation Fund and Mid Cap Equity Fund. Distributions of net investment income are declared and paid monthly for Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains has been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	953,687	$ 18,089,013	1,475,551	$ 27,805,216
Shares issued to shareholders in payment of distributions declared	788,742	14,449,109	638,625	11,838,628
Shares redeemed	(2,365,142)	(44,756,474)	(2,837,043)	(53,461,333)

Net change resulting from Class A Share transactions	(622,713)	$ (12,218,352)	(722,867)	$ (13,817,489)

	Capital Appreciation Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	5,762	$ 103,453	12,967	$ 230,337
Shares issued to shareholders in payment of distributions declared	39,522	682,151	40,677	714,686
Shares redeemed	(196,283)	(3,502,686)	(248,648)	(4,481,659)

Net change resulting from Class B Share transactions	(150,999)	$ (2,717,082)	(195,004)	$ (3,536,636)

Net change resulting from Fund Share transactions	(773,712)	$ (14,935,434)	(917,871)	$ (17,354,125)

	Louisiana Municipal Income Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	406,205	$ 4,370,281	561,409	$ 6,361,770
Shares issued to shareholders in payment of distributions declared	223,864	2,404,097	101,474	1,146,892
Shares redeemed	(1,708,313)	(18,421,550)	(867,702)	(9,823,280)

Net change resulting from Class A Share transactions	(1,078,244)	$ (11,647,172)	(204,819)	$ (2,314,618)

	Louisiana Municipal Income Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	3,701	$ 39,900	14,201	$ 161,566
Shares issued to shareholders in payment of distributions declared	12,284	132,116	6,606	74,705
Shares redeemed	(64,342)	(696,398)	(38,242)	(432,944)

Net change resulting from Class B Share transactions	(48,357)	$ (524,382)	(17,435)	$ (196,673)

Net change resulting from Fund Share transactions	(1,126,601)	$ (12,171,554)	(222,254)	$ (2,511,291)

	Mid Cap Equity Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,533,396	$ 27,343,755	3,272,065	$ 52,844,795
Shares issued to shareholders in payment of distributions declared	237,655	4,013,365	214,458	3,294,077
Shares redeemed	(1,267,939)	(22,622,571)	(1,717,402)	(28,277,635)

Net change resulting from Class A Share transactions	503,112	$ 8,734,549	1,769,121	$ 27,861,237

	Mid Cap Equity Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	26,691	$ 452,157	27,268	$ 425,761
Shares issued to shareholders in payment of distributions declared	12,538	199,358	13,758	201,145
Shares redeemed	(91,846)	(1,508,625)	(55,315)	(848,845)

Net change resulting from Class B Share transactions	(52,617)	$ (857,110)	(14,289)	$ (221,939)

Net change resulting from Fund Share transactions	450,495	$ 7,877,439	1,754,832	$ 27,639,298

	Total Return Bond Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold	585,470	$ 5,516,561	1,161,593	$ 11,370,453
Shares issued to shareholders in payment of distributions declared	172,233	1,618,317	182,796	1,785,999
Shares redeemed	(1,017,878)	(9,558,455)	(1,144,736)	(11,188,628)

Net change resulting from Fund Share transactions	(260,175)	$ (2,423,577)	199,653	$ 1,967,824

	U.S. Government Income Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold	3,316,047	$ 32,336,741	877,702	$ 8,899,103
Shares issued to shareholders in payment of distributions declared	112,044	1,100,471	106,283	1,077,899
Shares redeemed	(1,509,253)	(14,816,670)	(1,852,318)	(18,830,444)

Net change resulting from Fund Share transactions	1,918,838	$ 18,620,542	(868,333)	$ (8,853,442)

MONEY MARKET FUNDS

	Cash Reserve Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	417,281,440	$ 417,281,440	283,641,622	$ 283,641,622
Shares issued to shareholders in payment of distributions declared	3,926,406	3,926,406	1,137,501	1,137,501
Shares redeemed	(375,666,289)	(375,666,289)	(317,039,025)	(317,039,025)

Net change resulting from Class A Share transactions	45,541,557	$ 45,541,557	(32,259,902)	$ (32,259,902)

	Cash Reserve Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	70,023	$ 70,023	79,023	$ 79,023
Shares issued to shareholders in payment of distributions declared	14,148	14,148	6,572	6,572
Shares redeemed	(76,023)	(76,023)	(115,442)	(115,442)

Net change resulting from Class B Share transactions	8,148	$ 8,148	(29,847)	$ (29,847)

Net change resulting from Fund Share transactions	45,549,705	$ 45,549,705	(32,289,749)	$ (32,289,749)

	U.S. Treasury Money Market Fund
	Year Ended August 31, 2006		Year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold	968,660,552	$ 968,660,552	5,465,772,446	$ 5,465,772,446
Shares issued to shareholders in payment of distributions declared	1,750,792	1,750,792	634,739	634,739

Shares redeemed	(1,018,118,120)	(1,018,118,120)	(5,414,646,676)	(5,414,646,676)

Net change resulting from Fund Share transactions	(47,706,776)	$ (47,706,776)	51,760,509	$ 51,760,509

(4) FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for Real Estate Investment Trust reclasses, and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses)
Capital Appreciation Fund	$ (9,438)	$ 9,438
Louisiana Municipal Income Fund	(5,656)	5,656
Total Return Bond Fund	89,674	(89,674)
U.S. Government Income Fund	(78,663)	78,663

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended August 31, 2006 and 2005 were as follows:

	2006			2005
Fund	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Capital Appreciation Fund	$ --	$ 1,526,353	$ 18,728,837	$ --	$ 1,968,218	$ 15,427,956
Louisiana Municipal Income Fund	2,571,519	414	2,174,360	3,221,308	498	242,663
Mid Cap Equity Fund	--	873,786	5,256,190	--	15,766	4,296,952
Total Return Bond Fund	--	2,312,132	--	--	2,380,765	--
U.S. Government Income Fund	--	3,376,027	--	--	3,279,672	--
Cash Reserve Fund	--	7,239,594	--	--	2,651,462	--
U.S. Treasury Money Market Fund	--	5,912,942	--	--	2,804,815	--

* For tax purposes short-term capital gain distributions are considered ordinary income.

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Dividend Payable	Post October Loss Deferral	Other Temporary Adjustments
Capital Appreciation Fund	$ --	$ 347,458	$ 28,486,682	$ 64,659,491	$ --	$ --	$ --	$ --
Louisiana Municipal Income Fund	197,159	--	182,907	1,324,413	--	(186,049)	--	15,764 (1)
Mid Cap Equity Fund	--	96,027	14,645,002	20,800,486	--	--	--	(29,792)(2)
Total Return Bond Fund	--	212,758	--	(365,984)	(1,978,673)	(172,016)	(858,002)	(35,183)(1)
U.S. Government Income Fund	--	343,479	--	(306,236)	(331,906)	(308,423)	(1,329,890)	51,809 (3)
Cash Reserve Fund	--	296,467	--	--	(49,243)	(295,233)	(62,946)	--
U.S. Treasury Money Market Fund	--	440,911	--	--	(393)	(407,273)	(33,766)	--

(1) For Louisiana Municipal Income Fund and Total Return Bond Fund, other temporary adjustments include adjustments for discount accretion/premium amortization on debt securities.

(2) For Mid Cap Equity Fund, other temporary adjustments include unreversed wash sales.

(3) For U.S. Government Income Fund, other temporary adjustments include adjustments for discount accretion/premium amortization on debt securities and unreversed wash sales.

For federal income tax purposes, the following amounts apply as of August 31, 2006:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Capital Appreciation Fund	$ 165,676,574	$ 66,602,888	$ 1,943,397	$ 64,659,491
Louisiana Municipal Income Fund	61,164,391	1,514,095	189,682	1,324,413
Mid Cap Equity Fund	116,023,159	24,967,605	4,167,119	20,800,486
Total Return Bond Fund	53,170,415	251,073	617,057	(365,984)
U.S. Government Income Fund	94,097,796	408,566	714,802	(306,236)
Cash Reserve Fund	180,494,468 *	--	--	--
U.S. Treasury Money Market Fund	156,339,308 *	--	--	--

* at amortized cost.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is due in part to differing treatments for tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At August 31, 2006, Total Return Bond Fund, U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund had capital loss carryforwards, as noted below, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Years
Fund	2010	2011	2012	2013	2014	Total
Total Return Bond Fund	$ 51,198	$ 1,926,558	$ --	$ --	$ 917	$ 1,978,673
U.S. Government Income Fund	--	90,023	180,486	--	61,397	331,906
Cash Reserve Fund	931	44,663	3,035	--	614	49,243
U.S. Treasury Money Market Fund	--	--	--	393	--	393

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2006, for federal income tax purposes, Total Return Bond Fund, U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund had post October losses as follows which were deferred to September 1, 2006.

Fund
Total Return Bond Fund	$ 858,002
U.S. Government Income Fund	1,329,890
Cash Reserve Fund	62,946
U.S. Treasury Money Market Fund	33,766

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Capital One Asset Management, LLC, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as follows:

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.50%(1)
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

(1) Prior to October 19, 2005, the advisory fee for Total Return Bond Fund was 0.70%.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2006, the Adviser voluntarily waived a portion of its fee for the following Funds:

Fund
Louisiana Municipal Income Fund	$ 185,464
Total Return Bond Fund	140,054
U.S. Government Income Fund	180,281
Cash Reserve Fund	469,914
U.S. Treasury Money Market Fund	54,727

Administrative Fee--Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. Effective November 1, 2005, the fee paid to FAS is based on the average aggregate daily net assets of the Trust as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Capital One Funds
0.100%	on the first $500 million
0.070%	on the next $500 million
0.050%	on assets in excess of $1 billion

Prior to November 1, 2005, the fee paid to FAS was based on the average aggregate daily net assets of the Trust as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Capital One Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended August 31, 2006, the net fee paid to FAS was 0.091% of average aggregate net assets of the Funds.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Edgewood Services, Inc. (Edgewood), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. Edgewood is a subsidiary of Federated Investors, Inc. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse Edgewood. Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses of up to 0.75% of average daily net assets of the Class B Shares, annually, to reimburse Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2006, Edgewood voluntarily waived a portion of its fee for the following Funds:

Fund
Louisiana Municipal Income Fund	$ 67,470
U.S. Government Income Fund	74,770
Cash Reserve Fund	271,223

For the year ended August 31, 2006, the U.S. Treasury Money Market Fund did not incur a distribution services fee. When Edgewood receives fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. For the year ended August 31, 2006, Edgewood did not retain any distribution fees paid by the Funds.

Sales Charges--For the year ended August 31, 2006, Edgewood did not retain any sales charges from the sale of Class A Shares.

Shareholder Services Fee--Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of each Fund's Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse each Fund's Class B Shares for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended August 31, 2006, FSSC did not receive any fees paid by the Funds.

Portfolio Accounting Fees--Federated Services Company (FServ) maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--Capital One National Association is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2006 were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$ 124,466,742	$ 158,628,067
Louisiana Municipal Income Fund	6,354,031	18,965,375
Mid Cap Equity Fund	65,800,706	67,039,863
Total Return Bond Fund	19,972,583	18,522,870
U.S. Government Income Fund	8,441,883	--

(7) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2006, 66.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 21.9% of total investments.

(8) FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2006, the amount of long-term capital gain designated by the Funds was as follows:

Fund
Capital Appreciation Fund	$ 18,728,837
Louisiana Municipal Income Fund	2,174,360
Mid Cap Equity Fund	5,256,190

At August 31, 2006, the following percentages represent the portion of distributions from net investment income which are exempt from federal income tax, other than AMT:

Fund
Louisiana Municipal Income Fund	99.98%

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2006, the following percentages qualify for the dividend received deduction available to corporate shareholders:

Fund
Capital Appreciation Fund	100%
Mid Cap Equity Fund	72.3%

For the fiscal year ended August 31, 2006, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund
Capital Appreciation Fund	100%
Mid Cap Equity Fund	72.3%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Capital One Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Capital One Funds (formerly Hibernia Funds) (the "Trust"), comprising the Capital One Capital Appreciation Fund (formerly Hibernia Capital Appreciation Fund), Capital One Louisiana Municipal Income Fund (formerly Hibernia Louisiana Municipal Income Fund), Capital One Mid Cap Equity Fund (formerly Hibernia Mid Cap Equity Fund), Capital One Total Return Bond Fund (formerly Hibernia Total Return Bond Fund), Capital One U.S. Government Income Fund (formerly Hibernia U.S. Government Income Fund), Capital One Cash Reserve Fund (formerly Hibernia Cash Reserve Fund) and Capital One U.S. Treasury Money Market Fund (formerly Hibernia U.S. Treasury Money Market Fund), as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Capital One Funds at August 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 13, 2006

Board of Trustees and Trust Officers

The following tables give information about the Independent Trustees (i.e., those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act) and the senior officers of the Trust. As of December 31, 2005, the Capital One Fund Complex consisted of seven portfolios. Each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Capital One Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge and upon request, by calling 1-800-999-0426.

INDEPENDENT TRUSTEE BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Arthur Rhew Dooley, Jr. Birth Date: December 17, 1942 4047 Broadway San Antonio, TX TRUSTEE Began Serving: July 1999

Principal Occupation: Chairman, Dooley Tackaberry, Inc. (distributors and fabricators of fire protection and safety equipment), 1967 to Present; Registered Professional Engineer (Inactive).

Other Directorships Held: Director, Loop Cold Storage Company.

Teri G. Fontenot Birth Date: June 16, 1953 18933 E. Pinnacle Circle Baton Rouge, LA TRUSTEE Began Serving: June 2001

Principal Occupation: President and Chief Executive Officer of Woman's Hospital, Baton Rouge, LA.

Other Directorships Held: Past Chair of Louisiana Hospital Association; Federal Reserve Bank of Atlanta, Director; Committee of 100; Chair of Hospital Billing and Collection Services Board; National Institutes of Health, Advisory Committee on Research on Women's Health; Louisiana Research and Technology Foundation Executive Committee; American Hospital Association.

Joe N. Averett, Jr. Birth Date: February 4, 1943 11000 Seville Quarters Shreveport, LA TRUSTEE Began Serving: June 2001

Principal Occupation: Director of Penn Virginia Corporation.

Previous Position: President of Crystal Gas Storage, Inc., a wholly owned subsidiary of El Paso Corporation (NYSE:EP).

Other Directorships Held: Sci Port Discovery Center, Past Chairman and Current Director; Sci-Port Foundation, Director; Community Foundation of Shreveport-Bossier, Treasurer and Director; Committee of 100, Director; Louisiana State University in Shreveport Foundation, Past President and Current Director; Petroleum Club of Shreveport, Past President and Director; Caddo Public Education Foundation, past Chairman and Director; Red River Radio Network (affiliate of National Public Radio), past Director; First United Methodist Church of Shreveport, Past Member of Administrative Board and Finance Committee.

Ernest E. Howard III Birth Date: March 26, 1943 P.O. Box 55748 Metairie, LA TRUSTEE Began Serving: March 2003

Principal Occupation: Retired.

Previous Positions: President and Chief Executive Officer of FM Properties, predecessor to Stratus Properties, Inc. (NASDAQ:STRS) and Senior Vice President of Freeport-McMoRan Inc. and Freeport-McMoRan Copper & Gold Inc. (NYSE:FCX).

Other Directorships Held: Director, Superior Energy Services, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s) for Past Five Years and Previous Position(s)

Charles L. Davis, Jr. Birth Date: March 23, 1960 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND ASSISTANT SECRETARY Began Serving: December 2003

Principal Occupations: Director of Mutual Fund Services, Federated Services Company; Director of Sales Administration, Federated Securities Corp.; President, Edgewood Services, Inc.; and President, Southpointe Distribution Services Inc.

Previous Positions: Director of Business Development, Federated Services Company; Business Manager, Mutual Fund Services, Federated Services Company; Director of Investor Relations, MNC Financial, Inc.; and Vice President, Maryland National Bank.

Donald P. Lee Birth Date: December 6, 1959 313 Carondelet Street, 3rd Floor New Orleans, LA CHIEF COMPLIANCE OFFICER Began Serving: June 2004

Principal Occupations: Director, Private Client Group Risk Management, Hibernia
National Bank.

Previous Positions: Corporate Counsel, Hibernia National Bank 2002-2003; General Counsel and Corporate Secretary IBERIA BANK, 1997-2001.

Richard N. Paddock Birth Date: October 25, 1963 1001 Liberty Avenue Pittsburgh, PA TREASURER Began Serving: January 2006	Principal Occupation: Vice President, Federated Administrative Services

Judith J. Mackin Birth Date: May 30, 1960 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT Began Serving: October 2005	Principal Occupation: Vice President, Mutual Fund Services Division, Federated Services Company.

Gail C. Jones Birth Date: October 26, 1953 1001 Liberty Avenue Pittsburgh, PA SECRETARY Began Serving: October 2005	Principal Occupation: Counsel, Reed Smith LLP. Previous Positions: Corporate Counsel (January 1997 to September 2002) and Vice President January 1999 to September 2002 of Federated Services Company.

Mutual funds are not bank deposits, or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. An investment in Capital One Cash Reserve Fund and Capital One U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund's portfolio is available, without change and upon request, by calling 1-800-562-9007, Ext. 3-3326. A report of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Capital One Funds website. Go to
www.capitalone.com; select Proxy Voting Record; then select a Fund. This report on "Form N-PX" is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on "Form N-Q." These filings are available from the EDGAR database on the SEC's website at www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

Edgewood Services, Inc., Distributor of the Funds

35592 (10/06)

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Joe N. Averett,Jr., Arthur Rhew Dooley, Jr., Teri G.
Fontenot and Ernest E. Howard, III.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $149,100

                  Fiscal year ended 2005 - $138,861

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $57,000

            Fiscal year ended 2005 - $20,000

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act ) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  CAPITAL ONE FUNDS

BY          /S/ RICHARD N. PADDOCK
                RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 20, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ CHARLES L. DAVIS, JR.,
                CHARLES L. DAVIS, JR., PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 20, 2006

BY          /S/ RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER
                RICHARD N. PADDOCK,

DATE        OCTOBER 20, 2006